Portfolio of Investments
Touchstone Active Bond Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 37.1%
	Financials — 9.6%
$ 1,123,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 1,003,228
921,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	906,328
905,000	Ares Capital Corp., 3.250%, 7/15/25	836,423
897,000	Bank of America Corp., 2.687%, 4/22/32	742,673
647,000	Bank of America Corp., 3.705%, 4/24/28	606,247
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	682,125
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	897,636
1,395,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	986,058
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,008,921
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	474,439
565,000	Citigroup, Inc., 3.200%, 10/21/26	528,524
550,000	Citigroup, Inc., 6.174%, 5/25/34	554,021
883,000	Citizens Bank NA, 4.575%, 8/9/28	802,357
888,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	784,625
1,717,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.891%, 2/15/27(A)	1,575,664
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	845,195
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	426,421
982,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	781,967
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	928,341
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	767,910
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	870,647
813,000	Morgan Stanley, 3.950%, 4/23/27	769,628
705,000	Morgan Stanley, 5.297%, 4/20/37	666,770
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	772,876
835,000	Northern Trust Corp., 6.125%, 11/2/32	865,231
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	796,302
1,509,000	PNC Capital Trust, (3M LIBOR +0.570%), 6.066%, 6/1/28(A)	1,358,303
685,000	Prudential Financial, Inc., 5.125%, 3/1/52	618,466
1,625,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.990%, 5/15/27(A)	1,476,058
684,000	US Bancorp, 4.967%, 7/22/33	619,237
		24,952,621
	Consumer Discretionary — 4.2%
1,050,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	830,235
1,115,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,023,781
894,000	Brunswick Corp., 4.400%, 9/15/32	780,695
571,000	Ford Motor Co., 3.250%, 2/12/32	449,147
300,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	290,249
1,550,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,253,121
383,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	376,538
200,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	161,661
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	528,895
637,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	637,951
1,239,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,085,488
393,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	275,427
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	926,329
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	888,211
593,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	526,003
1,081,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	879,083
		10,912,814
Principal Amount		Market Value

	Utilities — 3.6%
$ 1,297,000	CMS Energy Corp., 4.750%, 6/1/50	$ 1,118,273
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	509,906
614,000	Edison International, 4.125%, 3/15/28	572,808
806,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	677,804
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 6.350%, 8/10/28	186,016
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	196,216
1,075,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	992,726
200,000	Lamar Funding Ltd. (Oman), 3.958%, 5/7/25	191,460
250,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	223,802
250,000	Mong Duong Finance Holdings BV (Vietnam), 5.125%, 5/7/29	219,375
1,071,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.601%, 10/1/66(A)	923,283
200,000	NPC Ukrenergo (Ukraine), 144a, 6.875%, 11/9/28*	42,000
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	635,612
1,054,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	668,572
738,000	PacifiCorp., 5.750%, 4/1/37	710,633
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	163,203
1,505,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 7.433%, 5/15/67(A)	1,266,487
		9,298,176
	Industrials — 3.4%
200,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	190,983
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	878,683
559,000	Boeing Co. (The), 5.805%, 5/1/50	554,850
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	900,872
200,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	182,972
547,000	Carrier Global Corp., 3.577%, 4/5/50	403,490
200,000	Cemex SAB de CV (Mexico), 144a, 9.125%(B)	202,549
320,000	DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/28	287,527
771,000	FedEx Corp., 5.100%, 1/15/44	716,627
842,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	739,372
766,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	691,119
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	639,086
594,000	Roper Technologies, Inc., 2.950%, 9/15/29	524,928
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,408,290
570,000	WestRock MWV LLC, 8.200%, 1/15/30	653,399
		8,974,747
	Health Care — 3.3%
692,000	AbbVie, Inc., 4.450%, 5/14/46	608,265
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	599,945
910,000	Amgen, Inc., 5.150%, 3/2/28	908,934
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	591,049
723,000	CommonSpirit Health, 4.187%, 10/1/49	582,415
661,000	CVS Health Corp., 5.125%, 7/20/45	610,592
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	717,422
795,000	Elevance Health, Inc., 4.750%, 2/15/33	771,780
700,000	Eli Lilly & Co., 4.875%, 2/27/53	717,990
899,000	HCA, Inc., 5.375%, 9/1/26	891,634
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	762,916
922,000	Viatris, Inc., 2.700%, 6/22/30	745,681
		8,508,623

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 37.1% (Continued)
	Energy — 3.3%
$ 660,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	$ 659,354
634,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	607,669
623,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	573,012
1,138,000	Cheniere Energy, Inc., 4.625%, 10/15/28	1,062,678
564,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	536,046
320,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	291,916
200,000	Empresa Nacional del Petroleo (Chile), 144a, 6.150%, 5/10/33	199,000
200,000	Energo-Pro AS (Czechia), 8.500%, 2/4/27	189,500
200,000	FS Luxembourg Sarl (Brazil), 144a, 10.000%, 12/15/25	204,848
150,000	Heritage Petroleum Co. Ltd. (Trinidad and Tobago), 144a, 9.000%, 8/12/29	156,075
580,717	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	392,020
740,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	675,940
689,000	MPLX LP, 4.950%, 3/14/52	583,456
834,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	888,606
200,000	OQ SAOC (Oman), 5.125%, 5/6/28	189,373
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	75,658
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	64,499
375,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	261,570
403,000	Petroleos Mexicanos (Mexico), 6.700%, 2/16/32	306,472
401,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	271,858
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	287,168
		8,476,718
	Consumer Staples — 2.3%
1,011,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	963,422
842,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	779,810
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	125,840
536,000	Kroger Co. (The), 5.000%, 4/15/42	488,930
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	669,132
910,000	PepsiCo, Inc., 4.450%, 2/15/33	917,005
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,146,012
568,000	Starbucks Corp., 3.350%, 3/12/50	415,673
140,251	TransJamaican Highway Ltd. (Jamaica), 5.750%, 10/10/36	115,707
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	358,096
		5,979,627
	Information Technology — 2.3%
543,000	Apple, Inc., 4.650%, 2/23/46	534,511
1,188,000	Broadcom, Inc., 4.150%, 11/15/30	1,092,476
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	919,702
1,011,000	Microchip Technology, Inc., 0.983%, 9/1/24	954,828
566,000	Micron Technology, Inc., 2.703%, 4/15/32	446,009
236,000	Micron Technology, Inc., 6.750%, 11/1/29	245,187
736,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	730,808
332,000	Oracle Corp., 3.600%, 4/1/40	256,449
266,000	Oracle Corp., 4.300%, 7/8/34	240,868
540,000	Visa, Inc., 4.150%, 12/14/35	513,821
		5,934,659
	Real Estate — 2.1%
837,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	782,177
931,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	902,372
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	910,341
Principal Amount		Market Value

	Real Estate — (Continued)
$ 140,000	Kawasan Industri Jababeka Tbk PT (Indonesia), 144a, 7.000%, 12/15/27	$ 91,790
122,000	Kilroy Realty LP REIT, 2.500%, 11/15/32	84,486
424,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	287,415
460,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	359,584
200,000	Logan Group Co. Ltd. (China), 5.250%, 2/23/24	18,981
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	558,728
585,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	594,201
374,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	259,717
116,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	83,781
635,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	534,450
		5,468,023
	Communication Services — 1.9%
536,000	AT&T, Inc., 4.500%, 5/15/35	492,512
1,002,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	878,332
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	566,506
673,000	Comcast Corp., 4.000%, 3/1/48	560,257
664,000	Paramount Global, 4.200%, 5/19/32	556,141
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	912,894
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	484,369
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	590,037
		5,041,048
	Materials — 1.1%
200,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	129,545
788,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	677,016
421,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	340,108
907,000	Celanese US Holdings LLC, 6.165%, 7/15/27	903,929
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	116,000
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	597,239
200,000	Stillwater Mining Co. (South Africa), 144a, 4.500%, 11/16/29	161,750
		2,925,587
	Total Corporate Bonds	$96,472,643
	U.S. Treasury Obligations — 24.0%
560,000	U.S. Treasury Bond, 1.750%, 8/15/41	392,722
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,572,665
3,535,000	U.S. Treasury Bond, 2.375%, 2/15/42	2,747,358
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,431,372
9,345,000	U.S. Treasury Bond, 4.000%, 11/15/42	9,270,532
3,952,000	U.S. Treasury Bond, 4.000%, 11/15/52	4,052,652
6,155,000	U.S. Treasury Note, 0.750%, 5/31/26	5,526,998
20,365,000	U.S. Treasury Note, 3.500%, 2/15/33	19,827,237
9,143,000	U.S. Treasury Note, 3.625%, 5/31/28	8,940,140
8,730,000	U.S. Treasury Note, 4.000%, 2/29/28	8,662,479
	Total U.S. Treasury Obligations	$62,424,155
	Commercial Mortgage-Backed Securities — 8.2%
1,000,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 6.643%, 9/15/32(A)	987,363
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	465,147
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	805,303
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	1,026,471
930,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	746,942
2,745,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,256,176

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 8.2% (Continued)
$ 720,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(C)	$ 602,960
1,000,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 7.211%, 2/15/29(A)	979,356
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	697,892
1,234,572	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,227,362
1,600,000	CSMC, Ser 2021-B33, Class A1, 144a, 3.052%, 10/10/43	1,324,519
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(C)	415,098
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	574,972
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.354%, 2/10/37(A)(C)	641,812
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	1,468,873
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,076,856
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 6.643%, 10/15/36(A)	722,728
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(C)	447,273
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	683,379
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 6.463%, 11/15/35(A)	1,159,234
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,122,260
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,057,860
	Total Commercial Mortgage-Backed Securities	$21,489,836
	U.S. Government Mortgage-Backed Obligations — 7.3%
47,020	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 4.773%, 4/1/37(A)	46,101
6,572	FHLMC, Pool #A12886, 5.000%, 8/1/33	6,610
44,558	FHLMC, Pool #A13842, 6.000%, 9/1/33	45,056
4,225	FHLMC, Pool #A21415, 5.000%, 5/1/34	4,262
9,322	FHLMC, Pool #A35682, 5.000%, 7/1/35	9,353
3,975	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,958
18,306	FHLMC, Pool #A46590, 5.000%, 8/1/35	18,122
2,476	FHLMC, Pool #A64971, 5.500%, 8/1/37	2,545
1,428,267	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,374,688
38,564	FHLMC, Pool #A96485, 4.500%, 1/1/41	38,040
256,759	FHLMC, Pool #A97897, 4.500%, 4/1/41	253,936
10,842	FHLMC, Pool #C62740, 7.000%, 1/1/32	10,936
7,706	FHLMC, Pool #C72254, 6.500%, 7/1/32	7,937
10,628	FHLMC, Pool #C90986, 7.000%, 6/1/26	10,568
7,320	FHLMC, Pool #G02184, 5.000%, 4/1/36	7,384
1,285,461	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,271,327
114,490	FHLMC, Pool #G05733, 5.000%, 11/1/39	115,498
20,471	FHLMC, Pool #J13584, 3.500%, 11/1/25	20,011
837,821	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	806,297
792,082	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	776,661
8,041	FNMA, Pool #255628, 5.500%, 2/1/25	8,007
3,202	FNMA, Pool #426830, 8.000%, 11/1/24	3,194
3,334	FNMA, Pool #540040, 7.500%, 6/1/28	3,323
6,892	FNMA, Pool #561741, 7.500%, 1/1/31	7,020
13,230	FNMA, Pool #640291, 7.000%, 8/1/32	13,084
12,898	FNMA, Pool #670402, 6.500%, 6/1/32	13,376
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.3% (Continued)
$ 74,983	FNMA, Pool #745257, 6.000%, 1/1/36	$ 77,879
47,629	FNMA, Pool #748895, 6.000%, 12/1/33	47,102
13,877	FNMA, Pool #758564, 6.000%, 9/1/24	14,002
31,666	FNMA, Pool #810049, 5.500%, 3/1/35	31,548
26,021	FNMA, Pool #819297, 6.000%, 9/1/35	26,950
470,290	FNMA, Pool #881279, 5.000%, 11/1/36	471,317
15,779	FNMA, Pool #889060, 6.000%, 1/1/38	16,764
36,042	FNMA, Pool #889061, 6.000%, 1/1/38	37,436
1,651	FNMA, Pool #895657, 6.500%, 8/1/36	1,662
57,743	FNMA, Pool #905049, 5.500%, 11/1/36	57,496
190,495	FNMA, Pool #928553, 5.500%, 8/1/37	191,689
111,655	FNMA, Pool #931535, 5.500%, 7/1/39	110,136
86,398	FNMA, Pool #AA3467, 4.500%, 4/1/39	85,350
141,452	FNMA, Pool #AA4584, 4.500%, 4/1/39	139,736
33,248	FNMA, Pool #AB1800, 4.000%, 11/1/40	31,965
38,296	FNMA, Pool #AB2452, 4.000%, 3/1/26	37,376
7,927	FNMA, Pool #AD3775, 4.500%, 3/1/25	7,818
23,569	FNMA, Pool #AD6193, 5.000%, 6/1/40	23,428
47,415	FNMA, Pool #AE1568, 4.000%, 9/1/40	45,585
258,923	FNMA, Pool #AE2497, 4.500%, 9/1/40	255,781
29,196	FNMA, Pool #AE5441, 5.000%, 10/1/40	29,339
75,787	FNMA, Pool #AH1135, 5.000%, 1/1/41	76,364
21,721	FNMA, Pool #AH3671, 4.000%, 2/1/26	21,194
256,893	FNMA, Pool #AH6622, 4.000%, 3/1/41	249,298
245,184	FNMA, Pool #AL0150, 4.000%, 2/1/41	235,723
39,827	FNMA, Pool #AL0211, 5.000%, 4/1/41	40,130
289,097	FNMA, Pool #AS0779, 4.000%, 10/1/43	277,769
2,025,928	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,657,558
1,423,696	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,273,249
1,393,170	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,188,432
2,061,493	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,695,846
1,000,501	FNMA, Pool #FM8360, 2.500%, 8/1/51	852,223
999,290	FNMA, Pool #FM8361, 2.500%, 8/1/51	849,694
1,120,879	FNMA, Pool #FM9905, 2.500%, 12/1/51	950,994
1,056,622	FNMA, Pool #FM9907, 2.500%, 12/1/51	897,064
815,264	FNMA, Pool #FS2906, 5.000%, 9/1/52	800,002
871,690	FNMA, Pool #MA4128, 2.000%, 9/1/40	750,003
609,936	GNMA, Pool #4424, 5.000%, 4/20/39	620,068
	Total U.S. Government Mortgage-Backed Obligations	$19,053,264
	Asset-Backed Securities — 6.3%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 6.910%, 4/15/34(A)	1,054,248
1,896,175	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	1,786,181
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class AR, 144a, (3M LIBOR +1.130%), 6.390%, 10/17/34(A)	981,689
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	847,346
1,213	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	1,189
1,316,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,104,477
1,255,875	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,031,076
101,603	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	104,997
4,518	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	4,503

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.3% (Continued)
$ 1,121,250	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	$ 992,649
962,725	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	882,561
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 6.965%, 10/19/34(A)	1,391,527
430,632	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	425,211
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	797,374
1,176,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	981,188
34,305	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	33,044
1,110,938	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	987,356
924,625	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	809,838
950,000	Trimaran Cavu Ltd. (Cayman Islands), Ser 2019-1A, Class C2, 144a, 5.539%, 7/20/32	886,780
1,568,000	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,252,285
	Total Asset-Backed Securities	$16,355,519
	Non-Agency Collateralized Mortgage Obligations — 6.1%
1,171	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.267%, 3/25/35(A)(C)	1,151
1,114,376	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.646%, 10/25/45(A)(C)	1,016,814
1,736,689	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.646%, 10/25/45(A)(C)	1,578,554
391,084	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.542%, 8/25/43(A)(C)	351,231
468,455	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.642%, 11/25/44(A)(C)	435,531
835,514	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.906%, 1/25/45(A)(C)	771,026
887,754	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.894%, 2/25/45(A)(C)	803,989
723,465	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.771%, 12/25/44(A)(C)	669,097
1,154,237	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	1,068,371
1,191,792	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.575%, 2/25/48(A)(C)	1,013,581
28,971	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	27,250
302,814	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	255,475
17,150	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 3.970%, 2/25/35(A)(C)	16,494
6,054	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 4.145%, 4/25/35(A)(C)	6,079
16,884	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.282%, 6/25/36(A)(C)	12,435
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.509%, 1/25/45(A)(C)	359,165
1,535,142	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(A)(C)	1,292,263
252,452	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(C)	231,956
1,216,827	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	982,493
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.1% (Continued)
$ 15,881	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	$ 14,734
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.905%, 4/25/57(A)(C)	998,361
135,207	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	60,503
115,591	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.533%, 8/25/43(A)(C)	107,697
111,682	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.492%, 5/25/43(A)(C)	103,806
591,155	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	520,443
13,962	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(C)	13,846
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.830%, 10/25/56(A)(C)	874,605
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.547%, 6/25/57(A)(C)	653,416
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	685,989
959,465	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(C)	875,124
44,202	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	37,802
	Total Non-Agency Collateralized Mortgage Obligations	$15,839,281
	Agency Collateralized Mortgage Obligations — 5.1%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,507,531
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,114,530
108,009	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	109,180
10,176	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	9,439
337,669	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	309,121
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,447,220
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,884,711
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,089,059
39,121	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 5.400%, 8/25/44(A)	38,704
725,425	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	705,318
4,062,380	GNMA, Ser 2012-147, Class IO, 0.548%, 4/16/54(A)(C)(D)	51,054
1,462,258	GNMA, Ser 2016-113, Class IO, 1.181%, 2/16/58(A)(C)(D)	74,937
8,448,509	GNMA, Ser 2016-140, Class IO, 0.747%, 5/16/58(A)(C)(D)	288,795
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,319,719
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,360,315
	Total Agency Collateralized Mortgage Obligations	$13,309,633
	Sovereign Government Obligations — 3.5%
200,000	Angolan Government International Bond, 144a, 8.750%, 4/14/32	167,950
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	243,513
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	3,898

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 3.5% (Continued)
$ 242,500	Argentine Republic Government International Bond, 1.500%, 7/9/35(A)(C)	$ 72,391
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	304,645
100,000	Bahamas Government International Bond, 144a, 8.950%, 10/15/32	85,665
200,000	Bahamas Government International Bond, 144a, 9.000%, 6/16/29	176,955
200,000	Bahrain Government International Bond, 144a, 7.750%, 4/18/35	202,436
50,000	Banque Centrale de Tunisie International Bond, 8.250%, 9/19/27	30,740
697,000	Chile Government International Bond, 3.100%, 1/22/61	453,320
375,000	Colombia Government International Bond, 3.250%, 4/22/32	277,147
200,000	Colombia Government International Bond, 4.125%, 5/15/51	119,313
200,000	Colombia Government International Bond, 5.200%, 5/15/49	138,709
200,000	Dominican Republic International Bond, 144a, 5.500%, 2/22/29	186,890
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	169,978
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	146,819
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	90,521
27,500	Ecuador Government International Bond, 7/31/30#	7,917
77,150	Ecuador Government International Bond, 144a, 1.500%, 7/31/40(A)(C)	23,801
241,885	Ecuador Government International Bond, 144a, 2.500%, 7/31/35(A)(C)	83,336
531,050	Ecuador Government International Bond, 144a, 5.500%, 7/31/30(A)(C)	255,344
200,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	115,760
400,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	265,000
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	103,200
100,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	69,371
100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	58,654
75,000	El Salvador Government International Bond, 144a, 8.625%, 2/28/29	49,719
585,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	248,625
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	82,564
200,000	Guatemala Government Bond, 144a, 5.250%, 8/10/29	190,055
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	183,237
200,000	Hungary Government International Bond, 144a, 5.500%, 6/16/34	193,899
300,000	Hungary Government International Bond, 144a, 3.125%, 9/21/51	185,826
200,000	Jordan Government International Bond, 144a, 7.500%, 1/13/29	199,620
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	13,000
878,000	Mexico Government International Bond, 3.771%, 5/24/61	595,873
Principal Amount		Market Value
	Sovereign Government Obligations — 3.5% (Continued)
$ 200,000	Mexico Government International Bond, 6.338%, 5/4/53	$ 203,732
200,000	Mexico Government International Bond, 6.350%, 2/9/35	210,258
200,000	Morocco Government International Bond, 144a, 5.500%, 12/11/42	172,000
200,000	Nigeria Government International Bond, 7.375%, 9/28/33	157,214
200,000	Nigeria Government International Bond, 144a, 6.125%, 9/28/28	166,238
200,000	Oman Government International Bond, 144a, 6.500%, 3/8/47	186,000
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	196,140
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	136,500
200,000	Papua New Guinea Government International Bond, 8.375%, 10/4/28	185,908
100,000	Paraguay Government International Bond, 5.400%, 3/30/50	85,276
200,000	Paraguay Government International Bond, 144a, 5.850%, 8/21/33	199,948
216,000	Paraguay Government International Bond, 144a, 2.739%, 1/29/33	171,921
200,000	Peruvian Government International Bond, 2.780%, 12/1/60	121,572
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	141,140
300,000	Romanian Government International Bond, 3.000%, 2/27/27	271,500
200,000	Romanian Government International Bond, 6.000%, 5/25/34	198,034
100,000	Romanian Government International Bond, 6.125%, 1/22/44	96,254
250,000	Serbia International Bond, 144a, 6.250%, 5/26/28	248,750
200,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	93,911
200,000	Ukraine Government International Bond, 7.750%, 9/1/28*	47,439
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/34*	91,434
	Total Sovereign Government Obligations	$9,176,860
Shares
	Short-Term Investment Funds — 1.7%
3,588,728	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	3,588,728
699,532	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	699,532
	Total Short-Term Investment Funds	$4,288,260
	Total Investment Securities—99.3% (Cost $284,009,966)	$258,409,451
	Other Assets in Excess of Liabilities — 0.7%	1,866,422
	Net Assets — 100.0%	$260,275,873
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone Active Bond Fund (Unaudited) (Continued)
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $684,171.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $66,609,939 or 25.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$96,472,643	$—	$96,472,643
U.S. Treasury Obligations	—	62,424,155	—	62,424,155
Commercial Mortgage-Backed Securities	—	21,489,836	—	21,489,836
U.S. Government Mortgage-Backed Obligations	—	19,053,264	—	19,053,264
Asset-Backed Securities	—	16,355,519	—	16,355,519
Non-Agency Collateralized Mortgage Obligations	—	15,839,281	—	15,839,281
Agency Collateralized Mortgage Obligations	—	13,309,633	—	13,309,633
Sovereign Government Obligations	—	9,176,860	—	9,176,860
Short-Term Investment Funds	4,288,260	—	—	4,288,260
Other Financial Instruments
Futures
Interest rate contracts	138,046	—	—	138,046
Total Assets	$4,426,306	$254,121,191	$—	$258,547,497
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(150,126)	$—	$(150,126)
Futures
Interest rate contracts	(1,020,909)	—	—	(1,020,909)
Total Liabilities	$(1,020,909)	$(150,126)	$—	$(1,171,035)
Total	$3,405,397	$253,971,065	$—	$257,376,462

Touchstone Active Bond Fund (Unaudited) (Continued)
Futures Contracts
At June 30, 2023, $374,857 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
10-Year U.S. Ultra Treasury Note	9/20/2023	66	$7,924,970	$108,095
30-Year U.S. Ultra Treasury Bond	9/20/2023	27	3,707,857	29,951
Long Futures:
5-Year U.S. Treasury Note	9/29/2023	121	13,051,308	(92,964)
2-Year U.S. Treasury Note	9/29/2023	319	65,794,602	(927,945)
				$(882,863)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$(10,215,000)	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(285,308)	$(135,182)	$(150,126)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 71.4%
	Energy — 13.5%
$2,867,000	Apache Corp., 5.100%, 9/1/40(A)	$ 2,329,437
1,488,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	1,390,729
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	99,092
2,226,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	2,154,054
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	183,890
2,849,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	2,880,003
585,000	Callon Petroleum Co., 144a, 7.500%, 6/15/30	552,180
250,000	Callon Petroleum Co., 144a, 8.000%, 8/1/28	247,228
160,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	131,620
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	210,407
382,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	350,514
1,722,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	1,722,000
1,716,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	1,651,650
680,000	Cullinan Holdco Scsp (Luxembourg), 144a, 4.625%, 10/15/26	626,158
928,000	EnLink Midstream LLC, 5.375%, 6/1/29	883,925
2,426,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	1,910,475
2,396,000	EQM Midstream Partners LP, 6.500%, 7/15/48	2,166,942
2,870,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	2,417,918
2,341,000	Moss Creek Resources Holdings, Inc., 144a, 7.500%, 1/15/26	2,149,337
36,000	Moss Creek Resources Holdings, Inc., 144a, 10.500%, 5/15/27	34,407
2,702,000	New Fortress Energy, Inc., 144a, 6.500%, 9/30/26	2,417,963
1,482,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	1,422,723
1,668,426	Rockcliff Energy II LLC, 144a, 5.500%, 10/15/29	1,539,048
1,883,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	1,710,658
1,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	1,567,299
645,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	554,980
2,457,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,262,062
731,000	Transocean, Inc., 6.800%, 3/15/38	507,672
995,000	Transocean, Inc., 144a, 7.250%, 11/1/25	955,200
667,000	Transocean, Inc., 144a, 11.500%, 1/30/27	693,680
2,050,000	Western Midstream Operating LP, 5.500%, 2/1/50	1,679,094
		39,402,345
	Consumer Discretionary — 11.8%
2,000,000	Allegiant Travel Co., 144a, 7.250%, 8/15/27	1,992,620
928,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144a, 5.500%, 4/20/26	915,386
565,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	517,986
1,255,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	1,114,013
804,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 4.625%, 8/1/29	685,193
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	979,715
300,000	Bath & Body Works, Inc., 6.750%, 7/1/36	269,911
961,000	Bath & Body Works, Inc., 6.875%, 11/1/35	879,280
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	93,246
1,032,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	901,089
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	783,305
697,000	Carvana Co., 144a, 4.875%, 9/1/29	395,292
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 500,000	Carvana Co., 144a, 5.625%, 10/1/25	$ 432,604
233,000	Carvana Co., 144a, 5.875%, 10/1/28	135,141
179,000	Century Communities, Inc., 6.750%, 6/1/27	179,266
125,000	Clarios Global LP, 144a, 6.750%, 5/15/25	125,076
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	838,425
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,219,102
178,000	Colt Merger Sub, Inc., 144a, 5.750%, 7/1/25	180,101
399,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	387,066
1,124,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	956,550
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	10,845
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	545,200
2,077,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	2,009,820
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	421,593
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	53,466
2,012,231	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144a, 5.750%, 1/20/26	1,904,362
2,326,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	2,064,604
129,000	Lithia Motors, Inc., 144a, 3.875%, 6/1/29	112,097
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,055,007
934,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	870,955
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	213,630
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	199,269
1,418,000	Lottomatica SpA/Roma (Italy), 144a, 7.125%, 6/1/28	1,579,438
1,675,000	MGM Resorts International, 4.750%, 10/15/28	1,520,506
550,000	MGM Resorts International, 6.750%, 5/1/25	551,335
1,610,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.345%, 9/17/27	1,464,336
1,437,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	1,447,844
294,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	296,195
956,000	SRS Distribution, Inc., 144a, 6.000%, 12/1/29	825,076
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	486,218
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	189,528
2,078,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	1,909,931
234,000	Viking Cruises Ltd., 144a, 9.125%, 7/15/31	236,413
438,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	402,412
		34,350,447
	Communication Services — 8.1%
1,547,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	1,236,385
2,573,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	1,558,029
2,405,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	1,962,658
72,000	Belo Corp., 7.250%, 9/15/27	69,120
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	546,957
310,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	282,454
2,085,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	1,736,043
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	428,383
1,000,000	CommScope, Inc., 144a, 8.250%, 3/1/27	799,586
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	288,939

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 71.4% (Continued)
	Communication Services — (Continued)
$ 205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	$ 138,762
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	52,976
315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	140,166
890,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	420,231
2,891,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	97,571
1,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	25,167
1,085,000	DISH DBS Corp., 5.125%, 6/1/29	503,750
496,000	DISH DBS Corp., 7.750%, 7/1/26	305,040
415,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	355,536
600,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	359,850
273,000	Level 3 Financing, Inc., 144a, 4.250%, 7/1/28	175,865
411,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27(A)	285,954
322,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	240,763
1,781,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,545,407
2,161,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	1,744,878
934,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	762,739
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	18,556
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	215,825
750,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	727,353
1,842,000	TEGNA, Inc., 4.625%, 3/15/28	1,625,565
350,000	Tele Columbus AG (Germany), 144a, 3.875%, 5/2/25	255,886
1,200,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	1,100,400
3,014,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,860,030
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	269,038
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	109,820
1,090,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	953,460
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	323,490
		23,522,632
	Industrials — 7.8%
464,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	392,710
1,296,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,096,879
412,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	402,951
1,000,000	BCP V Modular Services Finance II PLC (United Kingdom), 144a, 4.750%, 11/30/28	927,247
1,124,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	1,192,579
1,232,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	967,651
1,511,000	Emerald Debt Merger Sub LLC, 144a, 6.375%, 12/15/30	1,642,620
1,225,000	Emerald Debt Merger Sub LLC, 144a, 6.625%, 12/15/30	1,214,281
958,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	852,565
142,000	GFL Environmental, Inc. (Canada), 144a, 3.750%, 8/1/25	135,100
1,713,271	GFL Environmental, Inc. (Canada), 144a, 4.375%, 8/15/29	1,524,877
2,434,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	2,107,288
500,000	Kleopatra Finco Sarl (Luxembourg), 144a, 4.250%, 3/1/26	454,921
1,151,000	Mauser Packaging Solutions Holding Co., 144a, 9.250%, 4/15/27	1,062,235
1,818,000	OI European Group BV, 144a, 4.750%, 2/15/30	1,627,097
Principal Amount		Market Value

	Industrials — (Continued)
$ 51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	$ 50,512
1,530,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	1,325,013
602,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	568,752
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	160,623
1,000,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	995,053
1,644,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	1,704,828
2,592,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	2,149,504
		22,555,286
	Consumer Staples — 7.3%
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	391,080
219,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	199,290
2,366,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	2,353,868
1,998,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	1,940,558
385,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	373,994
578,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	554,475
2,695,000	Korn Ferry, 144a, 4.625%, 12/15/27	2,532,069
400,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	357,498
2,717,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,247,638
2,469,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	2,112,726
1,013,000	Legacy LifePoint Health LLC, 144a, 4.375%, 2/15/27	780,289
2,375,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	2,243,861
624,000	SRS Distribution, Inc., 144a, 6.125%, 7/1/29	538,907
2,213,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	1,173,902
1,247,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,243,965
2,679,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	2,133,154
		21,177,274
	Financials — 7.2%
431,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 4.250%, 2/15/29	372,024
1,766,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 10.125%, 8/1/26	1,806,699
1,334,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 6.750%, 10/15/27	1,255,387
1,979,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	1,682,511
752,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 5.250%, 10/1/25	710,226
479,000	LPL Holdings, Inc., 144a, 4.375%, 5/15/31	413,800
1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	1,502,089
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	522,024
1,765,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	1,570,850
1,733,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	1,509,362
1,512,000	NFP Corp., 144a, 6.875%, 8/15/28	1,312,755
599,000	OneMain Finance Corp., 3.500%, 1/15/27	513,906
392,000	OneMain Finance Corp., 3.875%, 9/15/28	320,460
884,000	OneMain Finance Corp., 4.000%, 9/15/30	678,470
441,000	OneMain Finance Corp., 9.000%, 1/15/29	444,749
1,666,000	Owl Rock Capital Corp., 3.400%, 7/15/26	1,475,013
2,369,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,991,009
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	354,966

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 71.4% (Continued)
	Financials — (Continued)
$ 137,000	United Wholesale Mortgage LLC, 144a, 5.500%, 4/15/29	$ 117,478
806,000	United Wholesale Mortgage LLC, 144a, 5.750%, 6/15/27	735,846
1,901,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	1,530,746
		20,820,370
	Materials — 4.4%
759,636	ASP Unifrax Holdings, Inc., 144a, 5.250%, 9/30/28	548,404
1,833,000	Ball Corp., 2.875%, 8/15/30	1,518,672
1,492,000	CF Industries, Inc., 5.150%, 3/15/34	1,426,876
229,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	193,556
1,752,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	1,609,931
1,366,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	1,316,961
175,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.875%, 10/15/27	170,713
1,577,000	First Quantum Minerals Ltd. (Zambia), 144a, 7.500%, 4/1/25	1,575,038
417,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	392,521
300,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	292,197
374,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	360,796
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	58,308
249,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	222,375
1,819,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29†	1,523,927
2,044,000	Tronox, Inc., 144a, 4.625%, 3/15/29	1,698,661
		12,908,936
	Real Estate — 3.7%
2,672,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	2,250,230
106,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	97,127
834,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	747,408
512,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	401,649
1,136,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,121,016
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	295,939
465,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	416,217
656,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	612,756
1,105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	992,303
1,676,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	1,456,171
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,661,179
701,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	617,735
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	41,762
		10,711,492
	Health Care — 2.8%
1,000,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	922,218
4,477,000	Air Methods Corp., 144a, 8.000%, 5/15/25	33,577
275,000	Catalent Pharma Solutions, Inc., 144a, 3.125%, 2/15/29	223,594
404,000	Catalent Pharma Solutions, Inc., 144a, 5.000%, 7/15/27	370,793
1,442,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	1,251,483
1,000,000	IQVIA, Inc., 144a, 2.875%, 6/15/28	980,716
691,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	393,217
700,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	606,575
1,506,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	1,388,866
Principal Amount		Market Value

	Health Care — (Continued)
$1,236,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	$ 1,082,615
977,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	955,096
		8,208,750
	Utilities — 2.5%
731,000	Calpine Corp., 144a, 4.625%, 2/1/29	616,704
200,000	Calpine Corp., 144a, 4.500%, 2/15/28	181,067
1,492,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31(A)	1,162,887
160,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	123,270
375,000	NRG Energy, Inc., 6.625%, 1/15/27	372,067
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	650,511
1,736,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	1,585,392
1,000,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	936,010
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,293,792
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	412,891
		7,334,591
	Information Technology — 2.3%
2,707,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	2,201,522
500,000	Entegris Escrow Corp., 144a, 4.750%, 4/15/29	462,690
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29†	430,890
1,160,000	II-VI, Inc., 144a, 5.000%, 12/15/29	1,047,028
500,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	423,351
440,000	Seagate HDD Cayman, 3.125%, 7/15/29	338,706
398,000	Seagate HDD Cayman, 3.375%, 7/15/31	290,801
1,802,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	1,510,462
		6,705,450
	Total Corporate Bonds	$207,697,573
	Bank Loans — 11.8%(B)
	Information Technology — 3.5%
943,816	Avaya Inc., Exit Term Loan, 7.000%, 8/01/28(C)	806,963
2,299,701	Finastra USA Inc., First Lien Dollar Term Loan, (6M LIBOR + 3.500%), 6.871%, 6/13/24	2,206,517
1,719,707	Hyland Software Inc., 2018 Refinancing Term Loan, (1M LIBOR + 3.500%), 6.615%, 7/01/24	1,704,229
470,800	Hyland Software Inc., 2021-1 Incremental Term Facility, (1M LIBOR + 6.250%), 9.365%, 7/07/25	451,182
554,200	Open Text Corporation, Term Loan, (1M SOFR + 3.600%), 8.161%, 1/31/30	556,511
1,287,544	Polaris Newco LLC, First Lien Dollar Term Loan, (3M LIBOR + 4.000%), 8.730%, 6/02/28	1,182,391
1,065,262	Quest Software, Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.445%, 2/01/29	822,915
657,085	Quest Software, Inc., Second Lien Initial Term Loan, (3M SOFR + 7.650%), 10.227%, 2/01/30	430,391
199,172	SS&C Technologies Inc., Term B-3 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	198,941
177,886	SS&C Technologies Inc., Term B-4 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	177,679
699,956	SS&C Technologies Inc., Term B-5 Loan, (1M LIBOR + 1.750%), 4.865%, 4/16/25	699,144
948,807	Tempo Acquisition LLC, Additional Initial Term B-1 Loan, (1M SOFR + 3.000%), 6.034%, 8/31/28	948,807
		10,185,670
	Communication Services — 2.2%
184,790	Charter Communications Operating LLC, Term Loan B2, (1M LIBOR + 1.750%), 4.870%, 2/01/27	183,558
92,648	CSC Holdings LLC, 2017 Refinancing Term Loan, (1M LIBOR + 2.250%), 5.068%, 7/17/25	89,097

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 11.8%(B) (Continued)
	Communication Services — (Continued)
$ 393,770	CSC Holdings LLC, 2022 Refinancing Term Loan, (1M SOFR + 4.500%), 8.822%, 1/18/28	$ 362,268
381,634	Go Daddy Operating Company, LLC, Tranche B-5 Term Loan, (1M SOFR + 3.250%), 7.042%, 11/09/29	382,149
1,007,627	Gray Television Inc, Term Loan E, (1M SOFR + 2.500%), 7.358%, 1/02/26	987,948
1,646,932	NEP Group Inc., First Lien Initial Dollar Term Loan, (1M LIBOR + 3.250%), 6.365%, 10/20/25	1,475,239
295,450	Nexstar Broadcasting Inc., Term B-4 Loan, (1M LIBOR + 2.500%), 5.615%, 9/18/26	294,922
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M LIBOR + 2.000%), 4.818%, 4/28/28	362,733
1,928,360	Univision Communications Inc, 2021 Replacement Term Loan, (1M LIBOR + 3.250%), 7.885%, 3/15/26	1,909,770
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M LIBOR + 3.250%), 6.068%, 1/31/29	477,427
		6,525,111
	Health Care — 1.8%
977,500	AlixPartners LLP, Initial Dollar Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/04/28	974,567
573,000	Belron Finance US LLC, First Incremental Loan, (3M LIBOR + 2.250%), 5.188%, 11/13/25	572,759
630,500	Froneri US Inc., Facility B2, (1M LIBOR + 2.250%), 5.365%, 1/29/27	626,244
678,211	Gainwell Acquisition Corp, Term B Loan, (3M LIBOR + 4.000%), 7.674%, 10/01/27	667,191
560,192	LifePoint Health Inc., First Lien Term B Loan, (3M LIBOR + 3.750%), 9.023%, 11/16/25	517,713
647,818	Organon & Co, Senior Secured Dollar Term Loan, (3M LIBOR + 3.000%), 6.188%, 6/02/28	646,807
967,725	Sunshine Luxembourg VII SARL, Term Loan B3 (USD), (3M LIBOR + 3.750%), 7.424%, 10/01/26	961,319
411,804	Team Health Holdings Inc., Initial Term Loan, (1M LIBOR + 2.750%), 5.865%, 2/06/24	362,260
		5,328,860
	Consumer Discretionary — 1.7%
705,000	American Airlines Inc., Initial Term Loan, (3M LIBOR + 4.750%), 7.460%, 4/20/28	719,100
393,251	Aramark Services Inc., US Term B-6 Loan, (1M SOFR + 2.614%), 7.692%, 6/22/30	392,760
2,227,235	ClubCorp Holdings Inc., First Lien Term B Loan , (3M LIBOR + 2.750%), 6.424%, 9/18/24	2,131,776
571,500	Delta Air Lines Inc., Initial Term Loan, (3M LIBOR + 3.750%), 6.460%, 10/20/27	593,063
395,290	Station Casinos LLC, Term B-1 Facility Loan, (1M LIBOR + 2.250%), 5.370%, 2/08/27	393,697
766,340	United AirLines, Inc., Class B Term Loan, (3M LIBOR + 3.750%), 6.533%, 4/21/28	764,853
		4,995,249
	Industrials — 0.9%
193,574	CP Atlas Buyer Inc., Term B Loan, (1M LIBOR + 3.500%), 6.615%, 11/23/27	181,766
1,150,065	Pretium PKG Holdings Inc., First Lien Initial Term Loan, (3M LIBOR + 4.000%), 9.219%, 10/02/28	854,969
839,525	Transdigm Inc, Tranche I Term Loan, (1M SOFR + 3.250%), 7.825%, 8/24/28	838,719
707,078	Vertical Midco Gmbh, Term Loan B, (6M LIBOR + 3.500%), 6.871%, 7/30/27	700,099
		2,575,553
Principal Amount		Market Value

	Energy — 0.8%
$ 427,041	Freeport LNG Investments, LLP, Initial Term B Loan, (3M LIBOR + 3.500%), 7.743%, 12/21/28	$ 417,701
2,002,262	Gulf Finance, LLC, Term Loan, (1M LIBOR + 6.750%), 9.870%, 8/25/26	1,941,633
852,031	PES Holdings LLC, Tranche C Loan Non-PIK, 6.990%, 12/29/23(C)	11,716
		2,371,050
	Financials — 0.5%
1,465,440	Freeport LNG Investments, LLP, Tla Term Loan, (3M LIBOR + 3.000%), 7.808%, 7/20/23	1,431,251
	Materials — 0.4%
1,049,883	Traverse Midstream Partners LLC, Advance, (1M SOFR + 3.850%), 8.400%, 2/16/28	1,039,384
	Total Bank Loans	$34,452,128
	Asset-Backed Securities — 9.5%
1,000,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class ER, 144a, (3M LIBOR +6.200%), 11.460%, 10/17/34(D)	973,095
575,000	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 1/17/35(D)(E)	444,796
325,000	Atrium XIII (Cayman Islands), Ser 13A, Class E, 144a, (3M LIBOR +6.050%), 11.323%, 11/21/30(D)	290,128
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(D)(E)	175,436
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (3M LIBOR +6.320%), 11.580%, 10/17/32(D)	1,086,510
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(D)(E)	332,554
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(D)(E)	511,982
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-10A, Class E, 144a, (3M LIBOR +6.500%), 11.750%, 10/20/34(D)	883,078
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-11A, Class E, 144a, (3M LIBOR +6.400%), 11.655%, 1/25/33(D)	880,093
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(D)(E)	483,230
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (3M LIBOR +6.610%), 11.883%, 7/23/34(D)	425,750
714,286	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class E, 144a, (3M LIBOR +6.340%), 11.600%, 7/15/33(D)	628,062
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(D)(E)	533,733
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (3M LIBOR +6.600%), 11.860%, 10/15/34(D)	928,011
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(D)(E)	379,382
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (3M LIBOR +6.350%), 11.623%, 1/23/35(D)	927,520
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 11.110%, 10/15/30(D)	207,009
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 10.521%, 5/15/31(D)	199,397

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$1,000,000	Dryden 76 CLO Ltd. (Cayman Islands), Ser 2019-76A, Class ER, 144a, (3M LIBOR +6.500%), 11.750%, 10/20/34(D)	$ 857,257
250,000	Dryden 78 CLO Ltd. (Cayman Islands), Ser 2020-78A, Class SUB, 144a, 4/17/33(D)(E)	154,598
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(D)(E)	449,895
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M +7.650%), 12.428%, 4/17/36(D)	249,955
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M +8.000%), 13.057%, 4/16/36(D)	252,539
250,000	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class F1, 144a, (3M LIBOR +8.000%), 13.250%, 1/20/34(D)	209,845
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(D)(E)	428,060
1,000,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 10.660%, 7/15/30(D)	879,395
1,000,000	ICG US CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/17/34(D)(E)	590,240
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(D)(E)	444,452
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(D)(E)	21,409
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M +7.830%), 12.686%, 4/21/36(D)	248,495
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(D)(E)	501,310
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 1/18/34(D)(E)	775,041
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(D)(E)	57
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 11.960%, 1/15/33(D)	450,636
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(D)(E)	599,101
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(D)(E)	272,046
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(D)(E)	159,703
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(D)(E)	380,151
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(D)(E)	393,114
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (3M LIBOR +6.300%), 11.555%, 1/25/35(D)	965,137
250,000	Niagara Park CLO Ltd. (Cayman Islands), Ser 2019-1A, Class ER, 144a, (3M LIBOR +5.950%), 11.210%, 7/17/32(D)	223,824
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 12.030%, 4/15/31(D)	218,555
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2022-2A, Class E, 144a, (3M Term SOFR +8.340%), 13.326%, 7/15/33(D)	245,945
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 8.245%, 11/18/31(D)	222,706
Principal Amount		Market Value
	Asset-Backed Securities — 9.5% (Continued)
$ 825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER, 144a, (3M LIBOR +6.400%), 11.673%, 10/22/36(D)	$ 812,015
750,000	OHA Credit Partners XIII Ltd. (Cayman Islands), Ser 2016-13A, Class SUB, 144a, 10/21/34(D)(E)	471,479
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(D)(E)	211,932
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(D)(E)	35,809
1,000,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(D)(E)	479,727
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(D)(E)	5,480
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(D)(E)	12,786
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(D)(E)	464,997
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(D)(E)	359,079
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 12.960%, 7/15/32(D)	430,744
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 8.080%, 11/18/30(D)	235,565
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.310%), 11.570%, 4/15/34(D)	456,921
525,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/15/34(D)(E)	416,851
300,000	TICP CLO XII Ltd. (Cayman Islands), Ser 2018-12A, Class ER, 144a, (3M LIBOR +6.250%), 11.510%, 7/15/34(D)	273,363
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-4X, Class ER, (3M LIBOR +6.710%), 11.970%, 1/15/35(D)	220,739
1,000,000	Voya CLO Ltd. (Cayman Islands), Ser 2020-3A, Class ER, 144a, (3M LIBOR +6.400%), 11.650%, 10/20/34(D)	885,908
850,000	Voya CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (3M LIBOR +6.350%), 11.610%, 7/15/34(D)	756,074
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class D, 144a, (3M LIBOR +6.250%), 11.500%, 1/20/32(D)	183,374
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(D)(E)	42,748
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2019-1A, Class D, 144a, (3M LIBOR +6.900%), 12.150%, 7/20/32(D)	180,460
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(D)(E)	134,215
	Total Asset-Backed Securities	$27,553,498
Shares
	Common Stocks — 1.8%
	Energy — 1.0%
14,309	AFG Holdings, Inc.*	143
62,000	Antero Resources Corp.*	1,427,860
187,384	Ascent Resources Marcellus Holdings, LLC*	0
10,000	Chesapeake Energy Corp.	836,800
45,000	Summit Midstream Partners LP*	731,250
		2,996,053
	Health Care — 0.5%
162,858	Bausch Health Cos., Inc.*†	1,302,864

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.8% (Continued)
	Information Technology — 0.2%
6,269	Avaya Holdings Corp.*	$ 78,363
43,977	Avaya Holdings Corp.*	549,712
		628,075
	Industrials — 0.1%
28,087	Tutor Perini Corp.*	200,822
	Total Common Stocks	$5,127,814
	Exchange-Traded Fund — 0.4%
32,000	Alerian MLP ETF	1,254,720
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	VIX US 08/16/23 C30, Strike @, Exp 08/23	$20,000	8,200
	Total Purchased Options		$8,200
Shares
	Short-Term Investment Funds — 4.3%
8,355,828	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	8,355,828
4,141,360	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	4,141,360
	Total Short-Term Investment Funds	$12,497,188
	Total Long Positions—99.2% (Cost $313,009,670)	$288,591,121
Securities Sold Short — (0.2)%
Principal Amount		Market Value
	Corporate Bonds — (0.2)%
	Energy — (0.2)%
$ (675,000)	Chesapeake Energy Corp., 6.750%, 4/15/29	$ (669,757)
	Total Securities Sold Short (Proceeds $680,204)	$(669,757)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	VIX US 08/16/23 C40, Strike @0.00, Exp 08/23	$20,000	(4,000)
	Total Written Options (Premiums received $8,200)		$(4,000)
	Total Investment Securities—99.0%		$287,917,364
	Other Assets in Excess of Liabilities — 1.0%		2,877,235
	Net Assets — 100.0%		$290,794,599
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of June 30, 2023 was $4,268,322.
(B)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of June 30, 2023.
(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(D)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $4,029,182.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
MLP – Master Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $202,690,422 or 69.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$207,697,573	$—	$207,697,573
Bank Loans	—	34,452,128	—	34,452,128
Asset-Backed Securities	—	27,553,498	—	27,553,498
Common Stocks	4,499,596	628,218	—	5,127,814
Exchange-Traded Fund	1,254,720	—	—	1,254,720
Purchased Call Options
Equity contracts	8,200	—	—	8,200
Short-Term Investment Funds	12,497,188	—	—	12,497,188
Other Financial Instruments
Swap Agreements
Credit contracts	—	22,325	—	22,325
Total Assets	$18,259,704	$270,353,742	$—	$288,613,446
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(669,757)	$—	$(669,757)
Other Financial Instruments
Written Call Options
Equity contracts	(4,000)	—	—	(4,000)
Foreign currency exchange contracts	—	(80,205)	—	(80,205)
Total Liabilities	$(4,000)	$(749,962)	$—	$(753,962)
Total	$18,255,704	$269,603,780	$—	$287,859,484

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/25	$(562,795)	5.000%	ICE	Markit CDX North America High Yield Series 35 5Y Index	$(24,908)	$(29,186)	$4,278
Sell Protection:
Wells Fargo	12/20/24	$500,000	1.000%	ICE	Transocean, Inc., CDS USD SR 2Y D14 12/20/2024	$(25,744)	$(43,791)	$18,047
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Depreciation
Wells Fargo	7/14/2023	USD	7,835,841	EUR	7,247,423	$(78,128)
Wells Fargo	7/14/2023	USD	307,737	GBP	243,924	(2,077)
						$(80,205)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.6%
	Information Technology — 25.0%
67,702	Accenture PLC - Class A	$ 20,891,483
107,670	Analog Devices, Inc.	20,975,193
350,565	Apple, Inc.	67,999,093
77,502	Broadcom, Inc.	67,227,560
996,274	Cisco Systems, Inc.	51,547,217
1,009,348	Intel Corp.	33,752,597
359,961	International Business Machines Corp.	48,166,382
111,686	KLA Corp.	54,169,944
313,532	Micron Technology, Inc.	19,787,005
374,967	Microsoft Corp.	127,691,262
526,226	Oracle Corp.	62,668,254
400,360	QUALCOMM, Inc.	47,658,854
230,915	Texas Instruments, Inc.	41,569,318
		664,104,162
	Financials — 14.6%
110,555	Arthur J Gallagher & Co.	24,274,561
1,161,443	Bank of America Corp.	33,321,800
71,748	BlackRock, Inc.	49,587,913
123,045	Goldman Sachs Group, Inc. (The)	39,686,934
149,912	JPMorgan Chase & Co.	21,803,201
325,310	Principal Financial Group, Inc.	24,671,510
312,547	Prudential Financial, Inc.	27,572,896
136,847	T Rowe Price Group, Inc.	15,329,601
954,721	Truist Financial Corp.	28,975,782
976,014	US Bancorp	32,247,503
232,202	Visa, Inc. - Class A	55,143,331
835,461	Wells Fargo & Co.	35,657,476
		388,272,508
	Health Care — 12.8%
160,873	AbbVie, Inc.	21,674,419
144,160	AmerisourceBergen Corp.	27,740,709
340,035	Bristol-Myers Squibb Co.	21,745,238
444,934	CVS Health Corp.	30,758,287
198,968	Gilead Sciences, Inc.	15,334,464
349,977	Johnson & Johnson	57,928,193
625,246	Medtronic PLC	55,084,173
341,090	Merck & Co., Inc.	39,358,375
716,132	Pfizer, Inc.	26,267,722
93,257	UnitedHealth Group, Inc.	44,823,044
		340,714,624
	Industrials — 10.5%
212,062	3M Co.	21,225,286
122,752	Automatic Data Processing, Inc.	26,979,662
122,484	Caterpillar, Inc.	30,137,188
554,795	Fortune Brands Innovations, Inc.	39,917,500
83,743	Lockheed Martin Corp.	38,553,602
241,373	Paychex, Inc.	27,002,398
407,492	Raytheon Technologies Corp.	39,917,916
592,004	Stanley Black & Decker, Inc.	55,476,695
		279,210,247
	Consumer Staples — 8.6%
391,282	Coca-Cola Co. (The)	23,563,002
112,634	Constellation Brands, Inc. - Class A	27,722,606
146,835	Dollar General Corp.	24,929,646
207,476	PepsiCo, Inc.	38,428,705
446,456	Philip Morris International, Inc.	43,583,035
415,325	Sysco Corp.	30,817,115
Shares		Market Value

	Consumer Staples — (Continued)
183,536	Target Corp.	$ 24,208,398
101,243	Walmart, Inc.	15,913,375
		229,165,882
	Consumer Discretionary — 7.4%
149,868	Home Depot, Inc. (The)	46,554,996
119,063	McDonald's Corp.	35,529,590
438,457	Starbucks Corp.	43,433,550
555,468	VF Corp.	10,603,884
105,078	Whirlpool Corp.	15,634,556
331,142	Yum! Brands, Inc.	45,879,724
		197,636,300
	Communication Services — 6.7%
1,614,351	AT&T, Inc.	25,748,898
1,104,716	Comcast Corp. - Class A	45,900,950
609,158	Fox Corp. - Class A	20,711,372
599,746	Interpublic Group of Cos., Inc. (The)	23,138,201
249,797	Omnicom Group, Inc.	23,768,185
1,052,254	Verizon Communications, Inc.	39,133,326
		178,400,932
	Energy — 5.1%
254,811	Chevron Corp.	40,094,511
397,867	Exxon Mobil Corp.	42,671,236
287,799	Phillips 66	27,450,268
211,144	Valero Energy Corp.	24,767,191
		134,983,206
	Utilities — 3.5%
397,508	Duke Energy Corp.	35,672,368
247,444	Entergy Corp.	24,093,622
428,303	NextEra Energy, Inc.	31,780,083
		91,546,073
	Materials — 2.9%
96,227	Air Products & Chemicals, Inc.	28,822,874
671,430	DuPont de Nemours, Inc.	47,966,959
		76,789,833
	Real Estate — 2.5%
188,701	Alexandria Real Estate Equities, Inc. REIT	21,415,676
155,764	American Tower Corp. REIT	30,208,870
122,772	Simon Property Group, Inc. REIT	14,177,711
		65,802,257
	Total Common Stocks	$2,646,626,024
	Short-Term Investment Fund — 0.6%
16,660,042	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	16,660,042
	Total Investment Securities—100.2% (Cost $2,600,197,485)	$2,663,286,066
	Liabilities in Excess of Other Assets — (0.2%)	(4,445,850)
	Net Assets — 100.0%	$2,658,840,216
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,646,626,024	$—	$—	$2,646,626,024
Short-Term Investment Fund	16,660,042	—	—	16,660,042
Total	$2,663,286,066	$—	$—	$2,663,286,066
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 93.4%
	Consumer Discretionary — 16.3%
$ 829,000	Carnival Corp., 144a, 6.000%, 5/1/29	$ 740,132
232,000	Carnival Corp., 144a, 7.625%, 3/1/26	227,221
532,000	Carnival Corp., 144a, 9.875%, 8/1/27	554,157
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,066,407
678,000	Dana, Inc., 4.250%, 9/1/30	564,458
523,000	Dana, Inc., 5.625%, 6/15/28	491,537
764,000	Ford Motor Co., 4.750%, 1/15/43	587,475
1,318,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/29	1,090,558
1,111,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,032,532
455,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	439,664
664,000	Ford Motor Credit Co. LLC, 7.350%, 11/4/27	678,510
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,049,338
1,098,000	Hanesbrands, Inc., 144a, 4.875%, 5/15/26	1,023,651
692,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	676,589
1,000,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	984,270
467,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	377,308
177,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	119,261
298,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	278,556
16,000	Royal Caribbean Cruises Ltd., 144a, 7.250%, 1/15/30	16,207
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	172,827
133,000	Royal Caribbean Cruises Ltd., 144a, 8.250%, 1/15/29	139,643
970,000	Royal Caribbean Cruises Ltd., 144a, 11.625%, 8/15/27	1,054,927
773,000	Sands China Ltd. (Macao), 5.625%, 8/8/25	754,204
500,000	Sands China Ltd. (Macao), 5.900%, 8/8/28	476,685
733,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	676,305
1,610,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,569,750
		16,842,172
	Energy — 16.0%
950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	927,723
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,015,617
213,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	215,318
380,000	Callon Petroleum Co., 6.375%, 7/1/26	369,891
161,000	Callon Petroleum Co., 144a, 7.500%, 6/15/30	151,968
315,000	Callon Petroleum Co., 144a, 8.000%, 8/1/28	311,507
830,000	Civitas Resources, Inc., 144a, 5.000%, 10/15/26	782,582
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	481,903
549,000	CNX Resources Corp., 144a, 7.375%, 1/15/31	534,126
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,745,314
711,000	Crescent Energy Finance LLC, 144a, 7.250%, 5/1/26	667,281
126,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	122,250
625,000	Earthstone Energy Holdings LLC, 144a, 8.000%, 4/15/27	602,169
1,143,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,019,320
586,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	554,909
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	434,767
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	374,860
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	183,021
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	502,775
1,035,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	1,052,264
572,000	NuStar Logistics LP, 5.625%, 4/28/27	548,720
531,000	NuStar Logistics LP, 6.000%, 6/1/26	517,251
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	799,412
Principal Amount		Market Value

	Energy — (Continued)
$1,111,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	$ 1,003,411
1,148,000	Sunnova Energy Corp., 144a, 5.875%, 9/1/26	1,049,270
544,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	501,229
		16,468,858
	Communication Services — 13.7%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	515,963
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	386,021
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	326,986
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	364,875
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	318,954
1,117,000	Belo Corp., 7.250%, 9/15/27	1,072,320
1,239,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	1,025,273
749,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	606,920
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	603,899
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	306,965
1,149,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	1,070,027
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	243,680
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	564,223
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	506,638
607,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	486,946
287,000	DISH DBS Corp., 7.750%, 7/1/26	176,505
191,000	DISH Network Corp., 144a, 11.750%, 11/15/27	186,138
797,000	Gray Television, Inc., 144a, 7.000%, 5/15/27	678,008
652,000	Scripps Escrow, Inc., 144a, 5.875%, 7/15/27	527,799
310,500	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(A)	190,181
37,643	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	37,078
3,000	Sirius XM Radio, Inc., 144a, 3.125%, 9/1/26	2,686
1,217,000	Sirius XM Radio, Inc., 144a, 4.000%, 7/15/28	1,048,213
408,000	Sprint Capital Corp., 6.875%, 11/15/28	432,755
570,000	Sprint Corp., 7.625%, 2/15/25	582,058
1,543,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,320,395
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	515,610
		14,097,116
	Industrials — 11.1%
627,000	Air Canada (Canada), 144a, 3.875%, 8/15/26	581,200
79,000	American Axle & Manufacturing, Inc., 6.250%, 3/15/26	76,716
158,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27†	149,905
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,032,516
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	528,789
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	566,943
1,382,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	1,254,165
616,000	Emerald Debt Merger Sub LLC, 144a, 6.625%, 12/15/30	610,610
1,000,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	985,154
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	811,228
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,013,377
799,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	706,417
782,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	694,338
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,025,674

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 93.4% (Continued)
	Industrials — (Continued)
$1,000,000	TransDigm, Inc., 4.625%, 1/15/29	$ 889,557
570,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	567,180
		11,493,769
	Financials — 9.9%
901,000	Aviation Capital Group LLC, 144a, 6.375%, 7/15/30	893,785
1,097,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	1,064,984
440,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	392,533
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	296,459
886,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	859,504
1,043,000	Jane Street Group / JSG Finance, Inc., 144a, 4.500%, 11/15/29	897,354
420,000	National Rural Utilities Cooperative Finance Corp., (3M LIBOR +2.91%), 8.209%, 4/30/43(B)	407,232
707,000	Navient Corp., 5.000%, 3/15/27	632,498
692,000	Navient Corp., 5.875%, 10/25/24	680,069
315,000	OneMain Finance Corp., 3.875%, 9/15/28	257,513
228,000	OneMain Finance Corp., 4.000%, 9/15/30	174,990
399,000	OneMain Finance Corp., 6.625%, 1/15/28	376,365
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	257,985
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	337,732
1,035,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,015,866
718,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 2.875%, 10/15/26	635,430
661,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	535,977
475,000	Springleaf Finance Corp., 6.125%, 3/15/24	473,398
		10,189,674
	Health Care — 7.0%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	472,517
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	237,330
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	285,777
300,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	272,978
265,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 4.875%, 6/1/29	188,884
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	673,298
412,000	Medline Borrower LP, 144a, 5.250%, 10/1/29	357,481
1,123,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	1,033,160
557,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	515,861
1,224,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	1,026,383
1,084,000	Tenet Healthcare Corp., 6.125%, 10/1/28	1,043,567
729,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	652,117
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	418,156
		7,177,509
	Real Estate — 4.3%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,033,720
1,039,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	1,025,296
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	113,423
674,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	603,291
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	104,617
Principal Amount		Market Value

	Real Estate — (Continued)
$ 660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	$ 592,688
1,078,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	1,004,135
		4,477,170
	Information Technology — 4.3%
1,037,000	Amkor Technology, Inc., 144a, 6.625%, 9/15/27	1,038,860
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,029,481
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	374,440
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	493,159
738,000	Seagate HDD Cayman, 144a, 8.250%, 12/15/29	770,819
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	756,492
		4,463,251
	Materials — 4.2%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32†	1,002,750
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	825,638
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	999,966
443,000	Kaiser Aluminum Corp., 144a, 4.500%, 6/1/31	354,267
243,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	212,518
976,000	Mineral Resources Ltd. (Australia), 144a, 8.000%, 11/1/27	974,532
		4,369,671
	Consumer Staples — 4.0%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,059,681
699,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	477,384
1,166,000	Primo Water Holdings, Inc. (Canada), 144a, 4.375%, 4/30/29	999,087
684,000	QVC, Inc., 4.375%, 9/1/28	393,143
448,000	QVC, Inc., 4.750%, 2/15/27	289,498
955,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	871,523
		4,090,316
	Utilities — 2.6%
1,033,000	Edison International, Ser B, 5.000%(C)	892,409
582,000	South Jersey Industries, Inc., 5.020%, 4/15/31	487,556
1,253,000	Talen Energy Supply LLC, 144a, 8.625%, 6/1/30	1,296,855
		2,676,820
	Total Corporate Bonds	$96,346,326
	U.S. Treasury Obligations — 3.8%
2,000,000	U.S. Treasury Note, 3.500%, 2/15/33	1,947,187
2,000,000	U.S. Treasury Note, 4.000%, 2/29/28	1,984,531
	Total U.S. Treasury Obligations	$3,931,718
Shares
Common Stocks — 0.4%
Energy — 0.4%
8,127	Unit Corp.	389,121

Touchstone High Yield Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 2.4%
656,441	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	$ 656,441
1,818,988	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	1,818,988
	Total Short-Term Investment Funds	$2,475,429
	Total Investment Securities—100.0% (Cost $110,550,871)	$103,142,594
	Other Assets in Excess of Liabilities — 0.0%	50,456
	Net Assets — 100.0%	$103,193,050
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(C)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $1,740,178.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $73,812,961 or 71.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$96,346,326	$—	$96,346,326
U.S. Treasury Obligations	—	3,931,718	—	3,931,718
Common Stocks	389,121	—	—	389,121
Short-Term Investment Funds	2,475,429	—	—	2,475,429
Total	$2,864,550	$100,278,044	$—	$103,142,594
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 31.2%
	Financials — 9.8%
$ 3,000,000	American Express Co., 4.050%, 5/3/29	$ 2,855,871
3,000,000	Bank of America Corp., 6.204%, 11/10/28	3,083,077
1,261,087	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,197,669
710,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	710,598
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,512,425
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,215,425
1,509,000	KeyCorp, 2.550%, 10/1/29	1,138,012
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,329,158
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,895,076
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,365,089
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,136,568
1,819,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	2,339,177
1,300,000	New York Life Global Funding, 144a, 1.450%, 1/14/25	1,221,332
1,000,000	Northwestern Mutual Global Funding, 144a, 0.600%, 3/25/24	964,178
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,656,265
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,219,566
3,500,000	PNC Bank NA, 2.700%, 10/22/29	2,923,260
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	1,279,953
1,104,000	Protective Life Corp., 8.450%, 10/15/39	1,309,882
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,166,231
500,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	488,831
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,331,293
1,700,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,526,631
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,424,142
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,532,892
1,100,000	Unum Group, 7.190%, 2/1/28	1,133,355
844,000	Unum Group, 7.250%, 3/15/28	878,678
1,405,000	US Bancorp, 5.727%, 10/21/26	1,403,909
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 6.280%(A)(B)	1,528,811
		51,767,354
	Utilities — 8.7%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,322,349
3,000,000	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,984,559
2,250,000	Avista Corp., 4.350%, 6/1/48	1,937,066
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,496,667
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,600,727
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,101,202
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,091,898
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,963,365
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,595,343
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,509,933
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,461,995
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,426,869
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,503,170
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,905,637
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,264,249
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.601%, 10/1/66(B)	1,724,151
Principal Amount		Market Value

	Utilities — (Continued)
$ 2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	$ 2,101,035
3,490,000	SCE Recovery Funding LLC, Ser A-2, 2.943%, 11/15/42	2,828,040
1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	1,033,899
1,889,631	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,747,052
		45,599,206
	Industrials — 4.5%
678,122	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	629,248
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,528,688
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,520,803
1,500,000	CSX Corp., 6.150%, 5/1/37	1,613,645
2,000,000	FedEx Corp., 4.250%, 5/15/30	1,910,161
2,109,485	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,720,308
1,075,000	GATX Corp., 1.900%, 6/1/31	823,622
2,823,000	GATX Corp., 3.250%, 3/30/25	2,679,044
2,750,000	Republic Services, Inc., 2.300%, 3/1/30	2,345,581
576,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	581,794
2,258,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,092,192
1,960,000	Union Pacific Corp., 2.891%, 4/6/36	1,559,719
413,513	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	422,727
1,152,282	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	1,082,507
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	1,954,889
		23,464,928
	Consumer Discretionary — 2.7%
3,486,460	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	3,087,715
1,372,164	American Airlines Group, Inc. Pass-Through Trust, 4.400%, 9/22/23	1,362,173
533,415	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	516,375
5,000,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	4,899,290
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,021,576
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,871,225
556,059	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	489,539
		14,247,893
	Health Care — 2.4%
3,500,000	Banner Health, 2.480%, 1/1/32	2,848,880
1,146,389	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	1,057,733
2,035,914	CVS Pass-Through Trust, 6.036%, 12/10/28	2,018,551
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,360,521
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,116,133
		12,401,818
	Real Estate — 0.9%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,302,166
2,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	1,878,995
805,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	694,106
		4,875,267
	Communication Services — 0.9%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,325,683
1,000,000	AT&T, Inc., 6.250%, 3/29/41	1,037,877

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 31.2% (Continued)
	Communication Services — (Continued)
$ 1,200,000	Verizon Communications, Inc., 2.100%, 3/22/28	$ 1,053,867
1,185,000	Verizon Communications, Inc., 4.862%, 8/21/46	1,085,378
		4,502,805
	Consumer Staples — 0.7%
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	976,433
1,265,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	1,413,984
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,522,555
		3,912,972
	Information Technology — 0.3%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,582,476
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,558,430
	Total Corporate Bonds	$163,913,149
	U.S. Government Agency Obligations — 20.6%
1,956,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,894,201
362,036	Export-Import Bank of the United States, 1.581%, 11/16/24	350,910
550,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	542,425
1,502,210	Reliance Industries Ltd. (India), 1.870%, 1/15/26	1,426,373
1,023,101	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	955,750
1,587,397	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,463,567
8,088	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	7,974
22,517	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	22,068
30,528	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	30,038
145,003	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	142,907
60,779	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	59,797
103,141	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	101,494
124,834	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	122,772
168,962	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	164,915
310,430	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	308,102
321,512	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	315,906
142,313	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	138,937
148,363	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	150,390
334,327	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	326,083
163,491	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	158,554
355,928	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	342,454
155,669	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	152,872
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.6% (Continued)
$ 408,637	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	$ 391,176
639,727	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	617,529
1,383,490	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,306,989
3,476,614	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	3,126,240
2,417,173	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,161,964
1,438,086	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,345,321
1,893,719	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,741,508
2,714,971	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	2,499,619
2,301,033	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,107,747
1,619,528	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,479,981
1,879,685	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,721,472
2,585,529	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	2,315,975
2,866,620	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,533,727
3,261,752	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,964,767
2,845,286	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,574,869
3,570,659	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	3,225,693
1,732,657	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,562,918
4,279,381	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,900,240
4,223,320	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,912,399
2,958,874	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,782,421
1,726,141	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,619,141
1,947,196	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	1,782,855
2,327,307	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	2,094,709
3,648,754	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,854,659
3,341,146	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,897,833
2,154,903	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,976,746
2,945,757	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,792,533
3,944,819	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,703,322
9,512,146	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	9,228,516

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 20.6% (Continued)
$ 5,000,000	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	$ 4,950,932
2,000,000	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,008,622
6,000,000	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,984,419
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	2,505,430
2,263,987	United States International Development Finance Corp., 1.870%, 11/20/37	1,823,784
5,180,024	United States of America Executive Branch, Ser 2021-25L, Class 1, 1.850%, 12/1/46	4,224,229
1,794,874	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,659,848
2,884,000	Vessel Management Services, Inc., 5.125%, 4/16/35	2,869,202
	Total U.S. Government Agency Obligations	$108,427,824
	Agency Collateralized Mortgage Obligations — 11.2%
2,300,697	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.205%, 11/25/27(B)(C)	2,164,511
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	3,008,864
3,760,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,331,658
2,838,887	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(B)(C)	2,466,305
2,732,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,233,367
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(B)(C)	1,370,945
2,209,210	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	2,135,958
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,539,391
1,930,000	FREMF Mortgage Trust, Ser 2014-K38, Class B, 144a, 4.375%, 6/25/47(B)(C)	1,892,689
2,515,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.199%, 11/25/47(B)(C)	2,444,551
2,000,000	FREMF Mortgage Trust, Ser 2014-K41, Class B, 144a, 3.964%, 11/25/47(B)(C)	1,936,617
2,180,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.849%, 10/25/48(B)(C)	2,077,195
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.821%, 12/25/49(B)(C)	2,275,842
750,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.230%, 2/25/51(B)(C)	698,374
730,570	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 5.893%, 11/25/35(B)	724,568
181,858	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (1M LIBOR +0.700%), 5.893%, 5/25/36(B)	180,884
673,901	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(B)(C)	636,707
1,539,301	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(B)(C)	1,440,340
2,261,543	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(B)(C)	2,121,612
2,821,394	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(B)(C)	2,642,668
1,424,775	GNMA, Pool #785631, 4.644%, 5/20/67(B)(C)	1,393,156
494,136	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(B)(C)	480,999
878,716	GNMA, Ser 2013-121, Class AB, 2.949%, 8/16/44(B)(C)	808,858
174,618	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	166,971
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 11.2% (Continued)
$ 19,306	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	$ 17,812
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(B)(C)	2,067,802
409,526	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	380,132
1,523,647	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(B)(C)	1,364,758
965,402	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	819,469
984,044	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 5.594%, 5/20/67(B)	976,062
1,059,404	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	1,000,060
3,831,686	GNMA, Ser 2020-113, Class AF, 2.000%, 10/1/62	2,768,492
4,854,940	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,956,893
2,231,262	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,618,171
3,634,882	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,787,959
	Total Agency Collateralized Mortgage Obligations	$58,930,640
	U.S. Government Mortgage-Backed Obligations — 11.0%
1,204,581	FHLMC, Pool #SD8186, 3.500%, 11/1/51	1,100,080
570,831	FHLMC, Pool #W30008, 7.645%, 5/1/25	571,192
542,611	FNMA, Pool #888829, 5.888%, 6/1/37(B)(C)	537,015
470,904	FNMA, Pool #AH8854, 4.500%, 4/1/41	463,965
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,361,629
2,837,467	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,627,347
1,581,409	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,470,791
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,552,166
1,391,091	FNMA, Pool #AS8650, 3.000%, 1/1/47	1,243,429
172,669	FNMA, Pool #AT0924, 2.000%, 3/1/28	159,591
512,179	FNMA, Pool #BC0153, 4.000%, 1/1/46	488,971
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,549,016
3,460,114	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,263,540
3,236,803	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,752,898
1,513,198	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,341,985
7,702,915	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,821,123
4,031,223	FNMA, Pool #MA4269, 2.500%, 2/1/41	3,538,833
1,450,392	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,324,399
4,768,591	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,347,260
5,018,657	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,923,704
6,091,086	FNMA, Pool #MA4783, 4.000%, 10/1/52	5,717,053
5,982,263	FNMA, Pool #MA4784, 4.500%, 10/1/52	5,754,214
	Total U.S. Government Mortgage-Backed Obligations	$57,910,201
	Municipal Bonds — 8.7%
	California — 3.9%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	870,119
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,610,821
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	812,599
1,570,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,139,881
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,804,242
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,578,011
2,270,000	Los Angeles Department of Water & Power Water System Revenue, Revenue, Build America Bonds, 6.008%, 7/1/39	2,440,405
3,500,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,958,436

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Municipal Bonds — 8.7% (Continued)
	California — (Continued)
$ 2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	$ 3,229,994
1,975,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,171,446
		20,615,954
	Texas — 1.1%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,022,701
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	2,672,647
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	888,185
		5,583,533
	Oklahoma — 0.6%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	3,022,559
	Indiana — 0.6%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,895,574
	Virginia — 0.5%
1,061,353	Virginia Housing Development Authority, 2.950%, 10/25/49	896,698
2,600,161	Virginia Housing Development Authority, 2.125%, 7/25/51	1,926,095
		2,822,793
	Minnesota — 0.5%
3,493,098	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,776,118
	New York — 0.5%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,109,844
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,399,266
		2,509,110
	Nevada — 0.3%
1,903,353	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,752,259
	Washington — 0.3%
1,600,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	1,681,927
	Ohio — 0.3%
1,588,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,315,727
	Louisiana — 0.1%
641,828	Louisiana Housing Corp., 2.875%, 11/1/38	567,901
	Total Municipal Bonds	$45,543,455
	U.S. Treasury Obligations — 6.8%
5,200,000	U.S. Treasury Bond, 1.375%, 11/15/40	3,472,828
4,850,000	U.S. Treasury Bond, 1.875%, 2/15/51	3,205,736
12,533,900	U.S. Treasury Bond, 2.875%, 5/15/52	10,370,334
5,000,000	U.S. Treasury Note, 3.500%, 2/15/33	4,867,969
6,700,000	U.S. Treasury Note, 4.125%, 11/15/32	6,842,375
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(D)	4,655,432
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(D)	2,217,955
	Total U.S. Treasury Obligations	$35,632,629
	Asset-Backed Securities — 5.5%
848,683	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	765,357
Principal Amount		Market Value
	Asset-Backed Securities — 5.5% (Continued)
$ 1,005,111	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	$ 884,136
3,002,839	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,609,854
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,993,323
2,648,028	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,319,419
1,427,795	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,263,755
1,150,255	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	961,200
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,293,049
925,819	Oklahoma Development Finance Authority, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	894,477
3,993,090	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,308,714
5,103,898	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	4,098,576
2,500,000	Tesla Auto Lease Trust, Ser 2021-B, Class A3, 144a, 0.600%, 9/22/25	2,410,654
290,000	Tesla Auto Lease Trust, Ser 2021-B, Class A4, 144a, 0.630%, 9/22/25	276,499
2,710,000	T-Mobile US Trust, Ser 2022-1A, Class A, 144a, 4.910%, 5/22/28	2,677,357
	Total Asset-Backed Securities	$28,756,370
	Commercial Mortgage-Backed Securities — 3.5%
19,478	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	17,092
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,410,832
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	1,979,199
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	1,908,217
2,000,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.733%, 4/25/48(B)(C)	1,914,610
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.771%, 8/25/48(B)(C)	476,335
2,500,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.909%, 10/25/48(B)(C)	2,383,039
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 4.086%, 10/25/48(B)(C)	234,139
425,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 4.065%, 1/25/49(B)(C)	403,520
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.218%, 7/25/50(B)(C)	1,359,018
2,565,778	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	2,030,865
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	1,892,025
2,125,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,702,424
	Total Commercial Mortgage-Backed Securities	$18,711,315
	Non-Agency Collateralized Mortgage Obligations — 0.1%
445,947	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	377,116

Touchstone Impact Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.8%
4,388,493	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	$ 4,388,493
	Total Investment Securities—99.4% (Cost $583,238,450)	$522,591,192
	Other Assets in Excess of Liabilities — 0.6%	3,124,517
	Net Assets — 100.0%	$525,715,709
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $77,198,406 or 14.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$163,913,149	$—	$163,913,149
U.S. Government Agency Obligations	—	108,427,824	—	108,427,824
Agency Collateralized Mortgage Obligations	—	58,930,640	—	58,930,640
U.S. Government Mortgage-Backed Obligations	—	57,910,201	—	57,910,201
Municipal Bonds	—	45,543,455	—	45,543,455
U.S. Treasury Obligations	—	35,632,629	—	35,632,629
Asset-Backed Securities	—	28,756,370	—	28,756,370
Commercial Mortgage-Backed Securities	—	18,711,315	—	18,711,315
Non-Agency Collateralized Mortgage Obligations	—	377,116	—	377,116
Short-Term Investment Fund	4,388,493	—	—	4,388,493
Total	$4,388,493	$518,202,699	$—	$522,591,192
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.9%
	United Kingdom — 18.1%
	Energy — 3.8%
15,192	Shell PLC ADR	$ 917,293
	Financials — 6.3%
1,439,908	Lloyds Banking Group PLC	798,211
6,637	London Stock Exchange Group PLC	706,398
	Industrials — 8.0%
6,346	Ashtead Group PLC	439,974
21,786	RELX PLC	726,797
95,801	Rentokil Initial PLC	749,040
	Total United Kingdom	4,337,713
	Japan — 17.7%
	Communication Services — 3.1%
16,200	Nintendo Co. Ltd.	738,531
	Consumer Discretionary — 6.8%
8,700	Denso Corp.	586,834
11,500	Sony Group Corp.	1,038,107
	Industrials — 4.5%
14,100	Hitachi Ltd.	876,688
14,400	Kubota Corp.	210,800
	Information Technology — 3.3%
5,400	Tokyo Electron Ltd.	777,754
	Total Japan	4,228,714
	France — 15.1%
	Energy — 2.0%
8,283	TotalEnergies SE ADR	477,432
	Financials — 2.3%
8,663	BNP Paribas SA	546,687
	Industrials — 7.2%
12,482	Cie de Saint-Gobain	759,984
5,304	Schneider Electric SE	963,613
	Materials — 3.6%
4,884	Air Liquide SA	875,873
	Total France	3,623,589
	Sweden — 7.4%
	Financials — 5.5%
71,478	Svenska Handelsbanken AB - Class A	598,432
42,105	Swedbank AB - Class A	710,569
	Industrials — 1.9%
24,014	Epiroc AB - Class A	454,870
	Total Sweden	1,763,871
	Germany — 6.2%
	Communication Services — 2.6%
28,458	Deutsche Telekom AG	620,912
	Industrials — 3.6%
17,864	DHL Group	872,875
	Total Germany	1,493,787
	Switzerland — 5.4%
	Health Care — 2.5%
1,971	Roche Holding AG	602,081
	Industrials — 2.9%
17,306	ABB Ltd. ADR	679,261
	Total Switzerland	1,281,342
Shares		Market Value

	Taiwan — 3.9%
	Information Technology — 3.9%
9,312	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 939,767
	India — 3.8%
	Financials — 3.8%
39,751	ICICI Bank Ltd. ADR	917,453
	Singapore — 3.8%
	Financials — 2.9%
74,600	Oversea-Chinese Banking Corp. Ltd.	678,635
	Real Estate — 0.9%
156,400	CapitaLand Integrated Commercial Trust REIT	221,641
	Total Singapore	900,276
	South Korea — 3.6%
	Communication Services — 2.8%
14,224	KT Corp. ADR†	160,731
22,214	KT Corp.	502,856
	Information Technology — 0.8%
381	Samsung SDI Co. Ltd.	194,552
	Total South Korea	858,139
	Spain — 2.8%
	Consumer Discretionary — 2.8%
8,834	Amadeus IT Group SA*	672,712
	Netherlands — 2.2%
	Health Care — 2.2%
24,850	Koninklijke Philips NV*	538,441
	Hong Kong — 2.1%
	Financials — 2.1%
48,400	AIA Group Ltd.	491,574
	Ireland — 2.0%
	Industrials — 2.0%
7,538	AerCap Holdings N.V.*	478,814
	Denmark — 1.5%
	Industrials — 1.5%
13,142	Vestas Wind Systems A/S*	349,411
	Canada — 1.3%
	Industrials — 1.3%
6,542	ATS Corp.*	300,989
	Total Common Stocks	$23,176,592
	Preferred Stocks — 2.3%
	Germany — 2.3%
	Consumer Discretionary — 2.3%
4,156	Volkswagen AG, 7.180%(A)	558,869

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.6%
216,958	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	$ 216,958
164,500	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	164,500
	Total Short-Term Investment Funds	$381,458
	Total Investment Securities — 100.8% (Cost $18,946,921)	$24,116,919
	Liabilities in Excess of Other Assets — (0.8)%	(185,631)
	Net Assets — 100.0%	$23,931,288
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $158,200.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$917,293	$3,420,420	$—	$4,337,713
Japan	—	4,228,714	—	4,228,714
France	477,432	3,146,157	—	3,623,589
Sweden	—	1,763,871	—	1,763,871
Germany	—	1,493,787	—	1,493,787
Switzerland	679,261	602,081	—	1,281,342
Taiwan	939,767	—	—	939,767
India	917,453	—	—	917,453
Singapore	—	900,276	—	900,276
South Korea	160,731	697,408	—	858,139
Spain	—	672,712	—	672,712
Netherlands	—	538,441	—	538,441
Hong Kong	—	491,574	—	491,574
Ireland	478,814	—	—	478,814
Denmark	—	349,411	—	349,411
Canada	300,989	—	—	300,989
Preferred Stocks	—	558,869	—	558,869
Short-Term Investment Funds	381,458	—	—	381,458
Total	$5,253,198	$18,863,721	$—	$24,116,919
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.6%
	Industrials — 29.8%
2,972,881	AerCap Holdings N.V. (Ireland)*	$ 188,837,401
2,222,285	Allison Transmission Holdings, Inc.	125,470,211
1,740,216	Armstrong World Industries, Inc.	127,836,267
3,060,152	Copart, Inc. *	279,116,464
604,203	Lennox International, Inc.	197,012,472
488,237	Old Dominion Freight Line, Inc.	180,525,631
1,951,211	Otis Worldwide Corp.	173,677,291
685,170	UniFirst Corp.	106,208,202
		1,378,683,939
	Information Technology — 14.9%
1,381,792	Amphenol Corp. - Class A	117,383,230
2,756,899	Black Knight, Inc.*	164,669,577
2,102,035	Entegris, Inc.	232,947,519
1,560,439	Skyworks Solutions, Inc.	172,724,993
		687,725,319
	Consumer Staples — 14.4%
2,054,625	BellRing Brands, Inc.*	75,199,275
1,259,649	Brown-Forman Corp. - Class B	84,119,360
1,157,505	Dollar Tree, Inc.*	166,101,968
1,735,079	Lamb Weston Holdings, Inc.	199,447,331
1,619,703	Post Holdings, Inc.*	140,347,265
		665,215,199
	Materials — 11.8%
966,094	AptarGroup, Inc.	111,931,651
1,632,676	Ball Corp.	95,038,070
292,674	NewMarket Corp.	117,690,069
983,529	Vulcan Materials Co.	221,726,777
		546,386,567
	Consumer Discretionary — 11.3%
1,376,548	CarMax, Inc.*	115,217,068
1,110,711	Churchill Downs, Inc.	154,577,650
1,775,414	Hasbro, Inc.	114,993,565
365,485	Pool Corp.	136,925,300
		521,713,583
	Financials — 6.4%
712,488	Cincinnati Financial Corp.	69,339,332
844,145	M&T Bank Corp.	104,471,385
2,691,739	Moelis & Co. - Class A	122,043,447
		295,854,164
Shares		Market Value

	Health Care — 5.3%
2,070,075	Perrigo Co. PLC	$ 70,279,046
779,783	STERIS PLC	175,435,579
		245,714,625
	Real Estate — 2.7%
1,531,601	CBRE Group, Inc. - Class A*	123,615,517
	Total Common Stocks	$4,464,908,913
	Short-Term Investment Fund — 3.4%
157,451,452	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	157,451,452
	Total Investment Securities—100.0% (Cost $3,639,722,026)	$4,622,360,365
	Liabilities in Excess of Other Assets — (0.0%)	(277,782)
	Net Assets — 100.0%	$4,622,082,583
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,464,908,913	$—	$—	$4,464,908,913
Short-Term Investment Fund	157,451,452	—	—	157,451,452
Total	$4,622,360,365	$—	$—	$4,622,360,365
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.1%
	Industrials — 19.2%
190,559	AerCap Holdings N.V. (Ireland)*	$ 12,104,308
104,751	Clean Harbors, Inc. *	17,224,207
88,817	Dover Corp.	13,113,830
247,498	Genpact Ltd.	9,298,500
157,060	Hexcel Corp.	11,939,701
22,844	Huntington Ingalls Industries, Inc.	5,199,294
74,952	Leidos Holdings, Inc.	6,631,753
24,350	Parker-Hannifin Corp.	9,497,474
126,932	Regal Rexnord Corp.	19,534,835
51,607	Snap-on, Inc.	14,872,621
55,137	WESCO International, Inc.	9,872,831
113,595	Westinghouse Air Brake Technologies Corp.	12,457,964
		141,747,318
	Financials — 14.8%
245,710	American International Group, Inc.	14,138,153
38,898	Ameriprise Financial, Inc.	12,920,360
888,132	Chimera Investment Corp. REIT†	5,124,522
621,988	First Horizon Corp.	7,009,805
121,524	Global Payments, Inc.	11,972,544
94,459	Pinnacle Financial Partners, Inc.	5,351,102
121,869	Progressive Corp. (The)	16,131,800
125,080	Reinsurance Group of America, Inc.	17,347,345
126,071	The Allstate Corp.	13,746,782
160,270	Webster Financial Corp.	6,050,192
		109,792,605
	Consumer Staples — 13.2%
41,365	Casey's General Stores, Inc.	10,088,096
39,863	Constellation Brands, Inc. - Class A	9,811,480
257,068	Darling Ingredients, Inc.*	16,398,368
66,852	Dollar Tree, Inc.*	9,593,262
148,538	Hain Celestial Group, Inc. (The)*	1,858,210
135,820	Ingredion, Inc.	14,390,129
113,578	Lamb Weston Holdings, Inc.	13,055,791
247,935	TreeHouse Foods, Inc.*	12,490,965
190,510	Tyson Foods, Inc. - Class A	9,723,631
		97,409,932
	Health Care — 9.6%
78,040	AmerisourceBergen Corp.	15,017,237
169,527	Centene Corp.*	11,434,596
199,244	Encompass Health Corp.	13,490,811
234,228	Envista Holdings Corp.*	7,926,276
41,240	Laboratory Corp. of America Holdings	9,952,449
90,264	Zimmer Biomet Holdings, Inc.	13,142,439
		70,963,808
	Utilities — 9.2%
466,724	CenterPoint Energy, Inc.	13,605,004
109,894	DTE Energy Co.	12,090,538
106,191	Entergy Corp.	10,339,818
140,390	Evergy, Inc.	8,201,584
425,980	NiSource, Inc.	11,650,553
134,093	WEC Energy Group, Inc.	11,832,366
		67,719,863
	Consumer Discretionary — 8.9%
44,181	Advance Auto Parts, Inc.	3,105,924
258,801	BorgWarner, Inc.	12,657,957
70,751	Carter's, Inc.	5,136,523
116,191	Columbia Sportswear Co.	8,974,593
165,923	Hasbro, Inc.	10,746,833
Shares		Market Value

	Consumer Discretionary — (Continued)
258,801	LKQ Corp.	$ 15,080,334
261,976	Valvoline, Inc.	9,826,720
		65,528,884
	Materials — 7.7%
393,384	Axalta Coating Systems Ltd. *	12,906,929
194,592	Berry Global Group, Inc.	12,520,049
100,995	FMC Corp.	10,537,818
75,571	International Flavors & Fragrances, Inc.	6,014,696
442,923	Livent Corp.*	12,149,378
50,379	Scotts Miracle-Gro Co. (The)	3,158,260
		57,287,130
	Energy — 5.5%
352,514	ChampionX Corp.	10,942,035
397,211	Coterra Energy, Inc.	10,049,438
63,451	Pioneer Natural Resources	13,145,778
55,441	Valero Energy Corp.	6,503,229
		40,640,480
	Information Technology — 5.4%
120,385	Akamai Technologies, Inc.*	10,819,000
71,368	F5 Networks, Inc.*	10,438,284
70,751	PTC, Inc.*	10,067,867
87,296	Qorvo, Inc.*	8,906,811
		40,231,962
	Real Estate — 4.6%
88,655	Alexandria Real Estate Equities, Inc. REIT	10,061,456
88,411	Digital Realty Trust, Inc. REIT	10,067,361
33,834	Essex Property Trust, Inc. REIT	7,927,306
342,265	Host Hotels & Resorts, Inc. REIT	5,760,320
		33,816,443
	Total Common Stocks	$725,138,425
	Exchange-Traded Fund — 0.6%
40,298	iShares Russell Mid-Cap Value ETF†	4,426,332
	Short-Term Investment Funds — 1.8%
10,261,872	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	10,261,872
3,474,295	Invesco Government & Agency Portfolio, Institutional Class, 5.05%∞Ω**	3,474,295
	Total Short-Term Investment Funds	$13,736,167
	Total Investment Securities—100.5% (Cost $579,944,257)	$743,300,924
	Liabilities in Excess of Other Assets — (0.5%)	(3,945,915)
	Net Assets — 100.0%	$739,355,009
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2023 was $3,407,102.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$725,138,425	$—	$—	$725,138,425
Exchange-Traded Fund	4,426,332	—	—	4,426,332
Short-Term Investment Funds	13,736,167	—	—	13,736,167
Total	$743,300,924	$—	$—	$743,300,924
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Information Technology — 43.0%
495,592	Atlassian Corp. - Class A*	$ 83,165,294
699,547	Cloudflare, Inc. - Class A*	45,729,387
805,182	Datadog, Inc. - Class A*	79,213,805
687,670	Entegris, Inc.	76,207,589
139,133	Lam Research Corp.	89,443,040
636,550	Microsoft Corp.	216,770,737
409,106	NVIDIA Corp.	173,060,020
336,776	ServiceNow, Inc.*	189,258,009
1,277,014	Shopify, Inc. (Canada) - Class A*	82,495,105
449,819	Snowflake, Inc. - Class A*	79,159,148
		1,114,502,134
	Consumer Discretionary — 13.0%
303,896	Airbnb, Inc. - Class A*	38,947,311
1,437,531	Amazon.com, Inc.*	187,396,541
797,460	DoorDash, Inc. - Class A*	60,941,893
486,284	Floor & Decor Holdings, Inc. - Class A*	50,554,085
		337,839,830
	Health Care — 12.3%
805,892	10X Genomics, Inc. - Class A*	45,001,009
159,331	Align Technology, Inc.*	56,345,815
1,200,469	DexCom, Inc.*	154,272,271
426,730	Edwards Lifesciences Corp.*	40,253,441
515,737	Ultragenyx Pharmaceutical, Inc.*	23,790,948
		319,663,484
	Communication Services — 11.6%
1,091,788	Match Group, Inc.*	45,691,328
372,562	Meta Platforms, Inc. - Class A*	106,917,843
227,634	Netflix, Inc.*	100,270,500
802,418	Sea Ltd. (Singapore) ADR*	46,572,341
		299,452,012
	Financials — 9.9%
1,601,410	Block, Inc.*	106,605,864
630,454	Visa, Inc. - Class A	149,720,216
		256,326,080
Shares		Market Value

	Real Estate — 4.0%
1,171,948	CoStar Group, Inc.*	$ 104,303,372
	Industrials — 3.2%
1,921,320	Uber Technologies, Inc.*	82,943,384
	Total Common Stocks	$2,515,030,296
	Short-Term Investment Fund — 3.1%
79,700,714	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	79,700,714
	Total Investment Securities—100.1% (Cost $1,911,886,701)	$2,594,731,010
	Liabilities in Excess of Other Assets — (0.1%)	(3,644,665)
	Net Assets — 100.0%	$2,591,086,345
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,515,030,296	$—	$—	$2,515,030,296
Short-Term Investment Fund	79,700,714	—	—	79,700,714
Total	$2,594,731,010	$—	$—	$2,594,731,010
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Industrials — 23.0%
40,515	Armstrong World Industries, Inc.	$ 2,976,232
41,994	Casella Waste Systems, Inc. - Class A*	3,798,357
38,594	Landstar System, Inc.	7,430,889
120,888	Marten Transport Ltd.	2,599,092
62,531	Masonite International Corp. *	6,405,676
54,820	Matson, Inc.	4,261,158
14,403	UniFirst Corp.	2,232,609
		29,704,013
	Consumer Discretionary — 17.1%
73,985	Acushnet Holdings Corp.	4,045,500
4,350	Graham Holdings Co. - Class B	2,485,938
47,707	Malibu Boats, Inc. - Class A*	2,798,493
14,178	Murphy USA, Inc.	4,410,917
208,698	Tempur Sealy International, Inc.	8,362,529
		22,103,377
	Financials — 14.7%
127,462	Atlantic Union Bankshares Corp.	3,307,639
105,417	Cannae Holdings, Inc.*	2,130,477
26,533	Hanover Insurance Group, Inc. (The)	2,999,025
97,108	Moelis & Co. - Class A	4,402,877
4,399	White Mountains Insurance Group Ltd.	6,109,815
		18,949,833
	Information Technology — 12.3%
102,428	ACI Worldwide, Inc.*	2,373,257
97,696	CTS Corp.	4,164,780
34,705	Qualys, Inc.*	4,482,845
149,733	Vontier Corp.	4,822,900
		15,843,782
	Health Care — 6.8%
67,420	Enovis Corp.*	4,322,971
29,267	Haemonetics Corp.*	2,491,792
38,898	LivaNova PLC*	2,000,524
		8,815,287
	Materials — 6.8%
63,148	Ingevity Corp.*	3,672,688
11,826	NewMarket Corp.	4,755,471
49,049	Tredegar Corp.	327,157
		8,755,316
	Real Estate — 6.7%
142,963	Alexander & Baldwin, Inc. REIT	2,656,252
Shares		Market Value

	Real Estate — (Continued)
150,674	Essential Properties Realty Trust, Inc. REIT	$ 3,546,866
46,717	First Industrial Realty Trust, Inc. REIT	2,459,183
		8,662,301
	Consumer Staples — 5.4%
22,241	Lancaster Colony Corp.	4,472,443
34,205	PriceSmart, Inc.	2,533,222
		7,005,665
	Communication Services — 2.7%
5,271	Cable One, Inc.	3,463,469
	Energy — 0.9%
50,597	Dril-Quip, Inc. *	1,177,392
	Total Common Stocks	$124,480,435
	Short-Term Investment Fund — 4.0%
5,151,054	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	5,151,054
	Total Investment Securities—100.4% (Cost $108,425,229)	$129,631,489
	Liabilities in Excess of Other Assets — (0.4%)	(558,647)
	Net Assets — 100.0%	$129,072,842
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$124,480,435	$—	$—	$124,480,435
Short-Term Investment Fund	5,151,054	—	—	5,151,054
Total	$129,631,489	$—	$—	$129,631,489
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – June 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Industrials — 25.1%
48,021	AZEK Co., Inc. (The)*	$ 1,454,556
26,901	BWX Technologies, Inc.	1,925,305
5,429	CACI International, Inc. - Class A*	1,850,420
20,702	CIRCOR International, Inc. *	1,168,628
14,808	Clean Harbors, Inc. *	2,434,879
11,674	EMCOR Group, Inc.	2,157,122
32,184	Enerpac Tool Group Corp.	868,968
14,136	EnPro Industries, Inc.	1,887,580
50,407	Enviri Corp.*	497,517
9,747	ExlService Holdings, Inc.*	1,472,382
78,299	Gates Industrial Corp. PLC*	1,055,470
16,929	Hexcel Corp.	1,286,943
38,187	Huron Consulting Group, Inc.*	3,242,458
22,530	ITT, Inc.	2,100,021
26,744	Korn/Ferry International	1,324,898
15,690	Masonite International Corp. *	1,607,284
9,740	Regal Rexnord Corp.	1,498,986
14,160	Standex International Corp.	2,003,215
6,295	Valmont Industries, Inc.	1,832,160
		31,668,792
	Financials — 17.4%
188,619	Chimera Investment Corp. REIT	1,088,332
9,487	City Holding Co.	853,735
99,453	Columbia Banking System, Inc.	2,016,907
24,614	First American Financial Corp.	1,403,490
70,448	First Interstate BancSystem, Inc. - Class A	1,679,480
11,978	Hanover Insurance Group, Inc. (The)	1,353,873
27,827	Independent Bank Corp.	1,238,580
74,755	MGIC Investment Corp.	1,180,381
18,105	National Bank Holdings Corp. - Class A	525,769
32,869	NMI Holdings, Inc. - Class A*	848,678
118,507	Old National Bancorp	1,651,988
25,718	Pinnacle Financial Partners, Inc.	1,456,925
12,539	Primerica, Inc.	2,479,713
43,413	Univest Financial Corp.	784,907
167,327	Valley National Bancorp	1,296,784
29,647	Wintrust Financial Corp.	2,152,965
		22,012,507
	Consumer Discretionary — 10.3%
68,437	American Eagle Outfitters, Inc.	807,557
6,652	Carter's, Inc.	482,935
24,463	Cheesecake Factory, Inc. (The)	845,930
14,977	Dorman Products, Inc.*	1,180,637
50,263	Goodyear Tire & Rubber Co. (The)*	687,598
8,853	Murphy USA, Inc.	2,754,257
6,612	Oxford Industries, Inc.	650,753
33,470	Steven Madden Ltd.	1,094,134
71,143	Topgolf Callaway Brands Corp.*	1,412,189
34,669	Urban Outfitters, Inc.*	1,148,584
38,479	Valvoline, Inc.	1,443,347
13,355	YETI Holdings, Inc.*	518,708
		13,026,629
	Health Care — 9.0%
17,102	Amedisys, Inc.*	1,563,807
34,268	Encompass Health Corp.	2,320,286
39,317	Envista Holdings Corp.*	1,330,487
41,280	Integra LifeSciences Holdings Corp.*	1,697,847
21,809	NuVasive, Inc.*	907,036
Shares		Market Value

	Health Care — (Continued)
42,965	Prestige Consumer Healthcare, Inc.*	$ 2,553,410
12,485	QuidelOrtho Corp.*	1,034,507
		11,407,380
	Consumer Staples — 7.5%
44,438	Hain Celestial Group, Inc. (The)*	555,919
52,202	Hostess Brands, Inc.*	1,321,755
17,440	Ingredion, Inc.	1,847,768
5,502	Lancaster Colony Corp.	1,106,397
9,042	MGP Ingredients, Inc.	960,984
25,924	Performance Food Group Co.*	1,561,662
42,386	TreeHouse Foods, Inc.*	2,135,407
		9,489,892
	Materials — 6.9%
43,146	Axalta Coating Systems Ltd. *	1,415,620
12,568	Cabot Corp.	840,673
20,043	Ingevity Corp.*	1,165,701
7,516	Innospec, Inc.	754,907
78,634	Livent Corp.*	2,156,931
60,420	O-I Glass, Inc.*	1,288,759
22,697	Silgan Holdings, Inc.	1,064,262
		8,686,853
	Information Technology — 6.8%
13,218	Belden, Inc.	1,264,302
120,840	Harmonic, Inc.*	1,953,983
29,885	Lumentum Holdings, Inc.*	1,695,376
9,899	MACOM Technology Solutions Holdings, Inc.*	648,682
16,313	National Instruments Corp.	936,366
181,583	Viavi Solutions, Inc.*	2,057,335
		8,556,044
	Energy — 5.0%
30,595	Cactus, Inc. - Class A	1,294,780
53,448	ChampionX Corp.	1,659,026
18,830	Civitas Resources, Inc.	1,306,237
29,627	PDC Energy, Inc.	2,107,665
		6,367,708
	Utilities — 4.6%
18,209	Black Hills Corp.	1,097,274
14,653	IDACORP, Inc.	1,503,398
50,285	Portland General Electric Co.	2,354,847
13,241	Spire, Inc.	840,009
		5,795,528
	Real Estate — 4.4%
49,854	Corporate Office Properties Trust REIT	1,184,033
35,800	National Storage Affiliates Trust REIT	1,246,914
161,084	Newmark Group, Inc. - Class A	1,001,942
57,924	STAG Industrial, Inc. REIT	2,078,313
		5,511,202
	Communication Services — 0.5%
40,222	TEGNA, Inc.	653,205
	Total Common Stocks	$123,175,740

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 2.5%
3,187,783	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	$ 3,187,783
	Total Investment Securities—100.0% (Cost $113,015,127)	$126,363,523
	Liabilities in Excess of Other Assets — (0.0%)	(28,029)
	Net Assets — 100.0%	$126,335,494
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$123,175,740	$—	$—	$123,175,740
Short-Term Investment Fund	3,187,783	—	—	3,187,783
Total	$126,363,523	$—	$—	$126,363,523
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – June 30, 2023 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 34.9%
$ 212,538	ACC Auto Trust, Ser 2021-A, Class A, 144a, 1.080%, 4/15/27	$ 212,060
3,606,223	AFG ABS I LLC, Ser 2023-1, Class A1, 144a, 5.462%, 2/15/24	3,604,245
6,496,212	AGL Static CLO 18 Ltd. (Jersey), Ser 2022-18A, Class A1, 144a, (TSFR3M +1.320%), 6.376%, 4/21/31(A)	6,437,545
12,250,000	American Credit Acceptance Receivables Trust, Ser 2019-4, Class E, 144a, 3.850%, 12/12/25	12,150,688
13,600,000	Americredit Automobile Receivables Trust, Ser 2019-1, Class D, 3.620%, 3/18/25	13,525,609
7,999,176	Anchorage Capital CLO Ltd. (Cayman Islands), Ser 2013-1A, Class A1R, 144a, (3M LIBOR +1.250%), 6.492%, 10/13/30(A)	7,929,672
4,181,722	Ares XL CLO Ltd. (Cayman Islands), Ser 2016-40A, Class A1RR, 144a, (3M LIBOR +0.870%), 6.130%, 1/15/29(A)	4,161,265
3,609,816	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (1M LIBOR +0.540%), 2.904%, 3/25/36(A)	3,438,579
7,247,225	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M +2.500%), 7.548%, 1/20/31(A)	7,251,008
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (SOFR30A +1.914%), 7.005%, 2/16/37(A)	5,922,438
4,558,325	Black Diamond CLO Ltd. (Cayman Islands), Ser 2017-1A, Class A1AR, 144a, (3M LIBOR +1.050%), 6.323%, 4/24/29(A)	4,528,819
699,621	CarNow Auto Receivables Trust, Ser 2021-2A, Class B, 144a, 1.300%, 1/15/26	693,642
1,746,184	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 6.050%, 1/20/28(A)	1,739,466
3,038,528	CPS Auto Receivables Trust, Ser 2020-B, Class D, 144a, 4.750%, 4/15/26	3,028,065
3,497,920	Dell Equipment Finance Trust, Ser 2021-2, Class A3, 144a, 0.530%, 12/22/26	3,423,322
10,741,249	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (3M LIBOR +0.920%), 6.180%, 10/15/30(A)	10,601,591
1,156,732	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	1,153,832
162,770	Exeter Automobile Receivables Trust, Ser 2019-1A, Class D, 144a, 4.130%, 12/16/24	162,552
2,124,530	Exeter Automobile Receivables Trust, Ser 2021-3A, Class B, 0.690%, 1/15/26	2,110,661
1,449,101	FCI Funding LLC, Ser 2021-1A, Class A, 144a, 1.130%, 4/15/33	1,384,191
326,471	Flagship Credit Auto Trust, Ser 2019-1, Class D, 144a, 4.080%, 2/18/25	324,121
2,213,862	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	2,000,407
125,416	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	125,189
1,079,484	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class C, 144a, 1.140%, 11/17/25	1,065,571
2,538,196	LAD Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 1.300%, 8/17/26	2,473,986
3,222,258	Madison Park Funding XI Ltd. (Cayman Islands), Ser 2013-11A, Class AR2, 144a, (3M LIBOR +0.900%), 6.173%, 7/23/29(A)	3,188,428
3,729,050	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (SOFR30A +1.814%), 6.961%, 11/15/35(A)	3,696,105
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (SOFR30A +3.714%), 8.861%, 11/15/35(A)	5,170,483
Principal Amount		Market Value
	Asset-Backed Securities — 34.9% (Continued)
$ 3,545,258	Monroe Capital Mml CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (3M LIBOR +1.300%), 6.573%, 4/22/29(A)	$ 3,522,214
612,126	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 6.179%, 2/20/28(A)	610,566
7,922,610	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (3M LIBOR +0.800%), 6.060%, 10/15/29(A)	7,839,756
2,132,381	Peaks CLO 1 Ltd. (Cayman Islands), Ser 2014-1A, Class A2R, 144a, (3M LIBOR +1.410%), 6.739%, 7/25/30(A)	2,114,164
9,020,000	Prestige Auto Receivables Trust, Ser 2019-1A, Class D, 144a, 3.010%, 8/15/25	8,955,396
1,640,000	Prestige Auto Receivables Trust, Ser 2020-1A, Class D, 144a, 1.620%, 11/16/26	1,595,696
9,700,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	9,272,321
109,568	RAMP Series Trust, Ser 2005-RS6, Class M4, (1M LIBOR +0.975%), 6.125%, 6/25/35(A)	109,333
1,695,692	Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Class B, 144a, 3.650%, 6/20/35	1,686,690
243,919	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	234,862
7,250,038	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (3M LIBOR +0.830%), 6.085%, 10/25/29(A)	7,178,146
1,741,047	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(A)(B)	1,724,758
1,082,302	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	1,066,237
3,511,059	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 4.604%, 2/25/57(A)	3,506,058
2,200,230	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 6.150%, 10/25/48(A)	2,182,341
584,740	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	576,741
4,125,886	Tricon American Homes Trust, Ser 2017-SFR2, Class A, 144a, 2.928%, 1/17/36	4,047,916
3,800,000	Tricon American Homes Trust, Ser 2017-SFR2, Class D, 144a, 3.672%, 1/17/36	3,728,668
2,329,083	United Auto Credit Securitization Trust, Ser 2022-1, Class B, 144a, 2.100%, 3/10/25	2,322,527
396,396	Westlake Automobile Receivables Trust, Ser 2020-2A, Class C, 144a, 2.010%, 7/15/25	395,841
	Total Asset-Backed Securities	$174,173,771
	Corporate Bonds — 20.3%
	Financials — 4.7%
5,000,000	BNP Paribas SA (France), 144a, 3.800%, 1/10/24	4,936,720
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,351,454
1,500,000	Metropolitan Life Insurance Co., 144a, 7.875%, 2/15/24	1,503,770
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), 0.848%, 9/15/24	3,757,712
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,774,412
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,380,599
4,000,000	UBS Group AG (Switzerland), 144a, 1.008%, 7/30/24	3,983,324
		23,687,991
	Utilities — 3.8%
4,000,000	American Electric Power Co., Inc., 2.031%, 3/15/24	3,886,142

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 20.3% (Continued)
	Utilities — (Continued)
$ 7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 6.082%, 9/15/23(A)	$ 7,224,738
2,000,000	Jersey Central Power & Light Co., 144a, 4.700%, 4/1/24	1,978,712
6,000,000	Metropolitan Edison Co., 144a, 4.000%, 4/15/25	5,743,693
		18,833,285
	Consumer Discretionary — 2.8%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,498,676
6,000,000	Hyundai Capital America, 144a, 0.800%, 1/8/24	5,842,564
5,000,000	Toyota Motor Corp. (Japan), 0.681%, 3/25/24	4,825,949
		14,167,189
	Information Technology — 2.0%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,874,271
1,500,000	NXP BV / NXP Funding LLC (China), 4.875%, 3/1/24	1,489,222
5,000,000	SK Hynix, Inc. (South Korea), 144a, 1.000%, 1/19/24	4,859,306
		10,222,799
	Energy — 2.0%
1,000,000	ANR Pipeline Co., 7.375%, 2/15/24	1,001,814
5,000,000	Energy Transfer Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23	4,979,586
4,074,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	3,988,481
		9,969,881
	Consumer Staples — 2.0%
5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	5,352,070
4,500,000	Triton Container International Ltd. (Bermuda), 144a, 0.800%, 8/1/23	4,479,299
		9,831,369
	Industrials — 2.0%
1,450,000	CNH Industrial NV (United Kingdom), 4.500%, 8/15/23	1,447,699
8,380,000	Huntington Ingalls Industries, Inc., 0.670%, 8/16/23	8,328,920
		9,776,619
	Communication Services — 1.0%
4,692,000	Sprint LLC, 7.125%, 6/15/24	4,733,888
	Total Corporate Bonds	$101,223,021
	Commercial Mortgage-Backed Securities — 19.5%
5,448,824	AREIT Trust, Ser 2020-CRE4, Class C, 144a, (SOFR30A +3.222%), 8.289%, 4/15/37(A)	5,206,114
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 6.643%, 9/15/32(A)	4,739,341
7,700,000	BFLD Trust, Ser 2020-OBRK, Class A, 144a, (1M LIBOR +2.050%), 7.311%, 11/15/28(A)	7,658,690
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 6.443%, 7/15/35(A)	7,940,684
2,295,000	BPR Trust, Ser 2021-KEN, Class A, 144a, (1M LIBOR +1.250%), 6.511%, 2/15/29(A)	2,251,708
8,900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 7.211%, 2/15/29(A)	8,716,270
86,686	BX Trust, Ser 2019-RP, Class A, 144a, (1M LIBOR +1.045%), 6.239%, 6/15/34(A)	85,553
8,495,000	BXMT LTD (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (SOFR30A +1.264%), 6.366%, 2/15/38(A)	7,906,881
4,977,571	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (SOFR30A +1.014%), 6.116%, 2/15/38(A)	4,737,692
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 6.043%, 11/15/34(A)	6,962,304
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.5% (Continued)
$ 2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (1M LIBOR +1.450%), 6.643%, 12/15/37(A)	$ 2,655,825
1,026,729	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	964,692
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	56
7,470,728	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.842%, 6/10/46(A)(B)	6,971,928
33,343,635	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.207%, 6/10/47(A)(B)(C)	160,870
1,748,078	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 5.943%, 7/15/32(A)	1,664,060
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 6.143%, 12/15/30(A)	5,806,467
5,451,508	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (1M LIBOR +0.888%), 6.331%, 5/15/35(A)	5,362,309
406,554	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.325%, 10/10/32(A)(B)(C)	3,228
705,000	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	535,800
4,007,477	GS Mortgage Securities Corp. Trust, Ser 2018-HART, Class A, 144a, (1M LIBOR +1.090%), 6.290%, 10/15/31(A)	3,859,443
1,183,082	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	1,115,054
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,140,062
2,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Class C, 144a, (1M LIBOR +1.360%), 6.553%, 7/15/36(A)	2,680,756
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 6.043%, 8/15/33(A)	4,802,426
224,924	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	214,074
3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +1.050%), 6.241%, 11/11/34(A)	3,397,496
	Total Commercial Mortgage-Backed Securities	$97,539,783
	Non-Agency Collateralized Mortgage Obligations — 12.2%
566,817	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 4.065%, 4/25/33(A)(B)††	562,271
106,833	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	89,883
8,965,282	Cascade Funding Mortgage Trust, Ser 2021-HB6, Class A, 144a, 0.898%, 6/25/36(A)(B)	8,460,271
3,777,519	CFMT LLC, Ser 2021-EBO1, Class A, 144a, 0.985%, 11/25/50(A)(B)	3,432,109
4,375,382	CFMT LLC, Ser 2021-HB7, Class A, 144a, 1.151%, 10/27/31(A)(B)	4,096,643
1,176,120	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57	1,146,101
3,129	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	3,045
9,329,174	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	8,905,615
1,140,311	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 4.164%, 10/25/33(A)(B)	1,120,942

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 12.2% (Continued)
$ 53,184	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 4.282%, 6/25/36(A)(B)	$ 39,171
2,473,022	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	2,227,526
34,676	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 4.688%, 12/25/34(A)(B)	32,796
14,876	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 7.355%, 12/25/32(A)	14,154
584,390	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	568,526
236,759	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.083%, 2/25/37(A)(B)	187,064
7,937,146	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	6,384,595
1,572,871	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.508%, 6/25/43(A)(B)	1,458,780
44,956	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	44,581
1,155,266	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	1,070,315
6,390,821	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	5,853,210
3,344,871	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	3,109,110
7,674,718	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	7,452,851
5,426,724	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	4,930,288
	Total Non-Agency Collateralized Mortgage Obligations	$61,189,847
	Commercial Paper — 10.1%
10,000,000	Avangrid, Inc., 5.222%, 7/3/23(D)	9,995,663
15,000,000	Duke Energy Corp., 5.132%, 7/3/23(D)	14,993,495
10,000,000	Evergy Metro, Inc., 5.202%, 7/3/23(D)	9,995,663
10,800,000	Liberty Utils Co., 5.532%, 7/7/23(D)	10,789,059
2,050,000	Montana-Dakota Utils Co., 5.755%, 7/5/23(D)	2,048,518
2,400,000	Peoples Gas Lt & Coke Co., 5.124%, 7/5/23(D)	2,398,245
	Total Commercial Paper	$50,220,643
	Municipal Bonds — 1.2%
	Other Territory — 1.1%
840,000	Taxable Municipal Funding Trust, Rev., 144a, 5.400%, 5/15/56(A)(B)	840,000
2,249,000	Taxable Municipal Funding Trust, Rev., 144a, 5.400%, 12/15/25(A)(B)	2,249,000
2,400,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 5.400%, 9/1/30(A)(B)	2,400,000
		5,489,000
	California — 0.1%
525,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 5.530%, 9/1/41(A)(B)	525,000
	Total Municipal Bonds	$6,014,000
	U.S. Government Mortgage-Backed Obligations — 0.8%
94,933	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 4.877%, 3/1/36(A)	93,493
86,265	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 4.333%, 11/1/36(A)	86,415
29,410	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 4.175%, 8/1/37(A)	29,268
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 81,207	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 4.290%, 7/1/35(A)	$ 79,686
33,837	FHLMC, Pool #1Q0080, (12M LIBOR +1.648%), 4.253%, 1/1/36(A)	33,884
82,999	FHLMC, Pool #1Q0119, (12M LIBOR +1.853%), 4.154%, 9/1/36(A)	84,219
62,126	FHLMC, Pool #1Q0187, (12M LIBOR +1.756%), 4.038%, 12/1/36(A)	61,192
42,190	FHLMC, Pool #1Q0339, (12M LIBOR +1.889%), 4.773%, 4/1/37(A)	41,365
62,085	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 4.575%, 11/1/36(A)	62,302
121,434	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 4.824%, 4/1/34(A)	122,048
44,370	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 4.307%, 11/1/36(A)	45,162
62,324	FHLMC, Pool #847795, (1 Year CMT Rate +2.279%), 4.486%, 4/1/35(A)	60,845
154,771	FHLMC, Pool #848539, (1 Year CMT Rate +2.293%), 4.565%, 4/1/37(A)	154,516
321,821	FHLMC, Pool #848583, (1 Year CMT Rate +2.315%), 4.684%, 1/1/36(A)	324,641
4,064	FHLMC, Pool #A92646, 5.500%, 6/1/40	4,156
5,235	FHLMC, Pool #C03505, 5.500%, 6/1/40	5,365
14,805	FHLMC, Pool #G01840, 5.000%, 7/1/35	14,934
44,637	FNMA, Pool #254868, 5.000%, 9/1/33	44,951
10,984	FNMA, Pool #256272, 5.500%, 6/1/26	10,937
25,409	FNMA, Pool #256852, 6.000%, 8/1/27	25,639
6,415	FNMA, Pool #323832, 7.500%, 7/1/29	6,522
9	FNMA, Pool #334593, 7.000%, 5/1/24	9
16,409	FNMA, Pool #665773, 7.500%, 6/1/31	16,355
49,479	FNMA, Pool #679742, (1 Year CMT Rate +2.584%), 3.964%, 1/1/40(A)	47,926
54,512	FNMA, Pool #725424, 5.500%, 4/1/34	55,795
197,383	FNMA, Pool #725490, (12M LIBOR +1.597%), 4.738%, 4/1/34(A)	192,232
8,513	FNMA, Pool #735484, 5.000%, 5/1/35	8,577
48,441	FNMA, Pool #813170, (12M LIBOR +1.575%), 4.023%, 1/1/35(A)	47,463
173,284	FNMA, Pool #815323, (6M LIBOR +1.532%), 5.692%, 1/1/35(A)	175,114
52,368	FNMA, Pool #820364, (12M LIBOR +0.827%), 4.202%, 4/1/35(A)	50,830
57,114	FNMA, Pool #827787, (6M LIBOR +1.550%), 6.757%, 5/1/35(A)	57,886
31,558	FNMA, Pool #889060, 6.000%, 1/1/38	33,528
31,977	FNMA, Pool #889061, 6.000%, 1/1/38	33,214
2,061	FNMA, Pool #889382, 5.500%, 4/1/38	2,117
65,943	FNMA, Pool #922674, (12M LIBOR +1.905%), 4.396%, 4/1/36(A)	66,738
20,003	FNMA, Pool #960376, 5.500%, 12/1/37	20,524
4,764	FNMA, Pool #995405, 5.500%, 10/1/23	4,748
3,422	FNMA, Pool #AD0941, 5.500%, 4/1/40	3,513
23,718	FNMA, Pool #AE0363, 5.000%, 7/1/37	23,898
29,196	FNMA, Pool #AE5441, 5.000%, 10/1/40	29,339
21,534	FNMA, Pool #AI6588, 4.000%, 7/1/26	21,014
34,920	FNMA, Pool #AI8506, 4.000%, 8/1/26	34,073
39,827	FNMA, Pool #AL0211, 5.000%, 4/1/41	40,130
62	FNMA, Pool #AL0302, 5.000%, 4/1/24	62
209,715	FNMA, Pool #AL0478, (12M LIBOR +1.764%), 4.494%, 4/1/36(A)	212,127
91,188	FNMA, Pool #AL0543, 5.000%, 7/1/41	91,884

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 39,504	FNMA, Pool #AL1105, 4.500%, 12/1/40	$ 39,025
9,718	FNMA, Pool #AL2591, 5.500%, 5/1/38	9,622
200,302	FNMA, Pool #AL5275, (6M LIBOR +1.508%), 4.202%, 9/1/37(A)	200,044
551,262	FNMA, Pool #AL7396, (6M LIBOR +1.528%), 6.189%, 2/1/37(A)	559,657
1,142	GNMA, Pool #345123, 8.000%, 12/15/23	1,141
142,036	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.625%, 2/20/34(A)	139,921
61,546	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	59,749
141,076	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.625%, 8/20/34(A)	135,999
146,472	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.625%, 3/20/41(A)	144,898
21,734	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 2.750%, 11/20/44(A)	20,895
203,034	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 2.750%, 12/20/44(A)	195,158
	Total U.S. Government Mortgage-Backed Obligations	$4,166,745
	Agency Collateralized Mortgage Obligations — 0.4%
131,393,246	FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Class X1, 1.229%, 3/25/24(A)(B)(C)	602,780
57,497,719	FHLMC Multifamily Structured Pass Through Certificates, Ser K040, Class X1, 0.811%, 9/25/24(A)(B)(C)	366,663
119,065	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 5.593%, 3/15/34(A)	118,387
463,955	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	431,603
23,310	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	22,261
13,068	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	12,663
85,475	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 5.650%, 9/25/33(A)	85,309
170,078	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	163,011
8	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	7
26,597	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	25,049
31,754	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	31,655
9,998	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	9,686
	Total Agency Collateralized Mortgage Obligations	$1,869,074
	U.S. Government Agency Obligations — 0.3%
34,285	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.500%, 4/25/28(A)	33,799
1,320,000	United States International Development Finance Corp., 5.284%, 5/15/26(A)(B)	1,320,000
	Total U.S. Government Agency Obligations	$1,353,799
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
128,082	Dreyfus Government Cash Management, Institutional Shares, 5.00%∞Ω	$ 128,082
	Total Investment Securities—99.7% (Cost $510,760,007)	$497,878,765
	Other Assets in Excess of Liabilities — 0.3%	1,648,463
	Net Assets — 100.0%	$499,527,228
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2023.
Portfolio Abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $359,301,659 or 71.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$174,173,771	$—	$174,173,771
Corporate Bonds	—	101,223,021	—	101,223,021
Commercial Mortgage-Backed Securities	—	97,539,783	—	97,539,783
Non-Agency Collateralized Mortgage Obligations	—	61,189,847	—	61,189,847
Commercial Paper	—	50,220,643	—	50,220,643
Municipal Bonds	—	6,014,000	—	6,014,000
U.S. Government Mortgage-Backed Obligations	—	4,166,745	—	4,166,745
Agency Collateralized Mortgage Obligations	—	1,869,074	—	1,869,074
U.S. Government Agency Obligations	—	1,353,799	—	1,353,799
Short-Term Investment Fund	128,082	—	—	128,082
Total	$128,082	$497,750,683	$—	$497,878,765
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended June 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.